Consolidated Schedule of Investments
(unaudited)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 7.58%, 10/15/30
(a)(b)
.... EUR 884 $ 890,517
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(c)
.................... USD 11,500 10,465
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a)(b)
............... EUR 620 578,643
BBAM European CLO II DAC, Series 2X,
Class E, (3-mo. EURIBOR at 6.11% Floor +
6.11%), 9.29%, 10/15/34
(a)(b)
......... 1,400 1,340,606
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 9.63%, 02/25/34
(a)(b)
........ 1,000 981,985
Bridgepoint CLO 1 DAC, Series 1X, Class D,
7.43%, 01/15/34
(a)(b)
............... 200 211,161
Capital Four CLO III DAC, Series 3X, Class E,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
9.24%, 10/15/34
(a)(b)
............... 1,020 993,876
Contego CLO VIII DAC, Series 8X, Class ER,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
9.32%, 01/25/34
(a)(b)
............... 1,400 1,359,286
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.68%, 12/15/34
(a)(b)
.... 300 291,907
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR at 6.11% Floor
+ 6.11%), 9.29%, 10/15/34
(a)(b)
........ 587 567,996
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, 0.00%, 08/15/36
(a)(b)
...... 596 650,355
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 07/15/31
(a)(c)
......... USD 250 238,252
Greene King Finance plc, Series B2,  (Sterling
Overnight Index Average + 2.20%), 7.13%,
03/15/36
(a)(b)
.................... GBP 100 93,949
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
8.75%, 10/15/31
(a)(b)
............... EUR 1,125 1,119,382
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
11.25%, 07/15/32
(a)(b)
.............. 204 198,216
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(c)(d)
.......... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%), 9.24%,
04/15/34
(a)(b)
.................... EUR 1,223 1,203,085
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.18%,
01/15/32 .................... 1,347 1,350,737
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 9.58%,
01/15/32 .................... 900 851,894
Rockfield Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.95% Floor + 5.95%),
9.13%, 07/16/34
(a)(b)
............... 613 596,674
Unique Pub Finance Co. plc (The), Series
N,  6.46%, 03/30/32
(b)(e)
............. GBP 1,395 1,697,502
Total Asset-Backed Securities — 0.1%
(Cost: $27,987,322) .............................. 15,226,488
Security
Shares
Shares Value
Common Stocks
Automobile Components — 0.0%
Lear Corp. ....................... 1 $ 144
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(f)(g)
................. 2,223,387 8,359,935
Chemicals — 0.1%
Element Solutions, Inc. ............... 522,707 10,035,975
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(f)
................. 314,534 3
Electrical Equipment — 0.0%
SunPower Corp.
(f)
.................. 1,369 13,416
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f)
............ 24,780 94,907
Financial Services — 0.0%
Block, Inc., Class A
(f)
................. 53,398 3,554,705
Ground Transportation — 0.0%
Uber Technologies, Inc.
(f)
.............. 175,084 7,558,376
Hotels, Restaurants & Leisure — 0.1%
(f)
Carnival Corp. ..................... 680,575 12,815,227
NEW Top YK
(d)(h)
................... 33,516 1
12,815,228
IT Services — 0.0%
Twilio, Inc., Class A
(f)
................ 26,405 1,679,886
Metals & Mining — 0.2%
Constellium SE, Class A
(f)
............. 1,740,611 29,938,509
Oil, Gas & Consumable Fuels — 0.0%
KCAD Holdings I Ltd.
(d)(f)
.............. 4,067,849,248 40,679
Pharmaceuticals — 0.0%
Catalent, Inc.
(f)
..................... 212,308 9,205,675
Real Estate Management & Development — 0.0%
(f)
ADLER Group SA .................. 52,611 30,362
ADLER Group SA
(b)(c)
................ 116,495 70,233
100,595
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
........ 171 4,815
Software — 0.1%
Informatica, Inc., Class A
(f)(i)
............ 609,758 11,280,523
Total Common Stocks — 0.5%
(Cost: $126,088,058) ............................. 94,683,371
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.2%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 1,730 1,732,969
7.13%, 06/15/26 ................. 62,598 62,176,265
7.88%, 04/15/27 ................. 45,746 45,628,222
6.00%, 02/15/28 ................. 31,861 30,111,959
7.50%, 02/01/29 ................. 25,100 24,807,459
7.45%, 05/01/34 ................. 3,949 4,501,860
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 13,804 12,594,070
4.13%, 04/15/29 ................. 12,854 11,600,735

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
USD 29,362 $ 26,572,610
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 433 428,137
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 3,874 3,589,520
Rolls-Royce plc
(c)
3.63%, 10/14/25 ................. 8,950 8,455,334
5.75%, 10/15/27 ................. 38,027 37,181,063
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 10,650 10,523,367
9.38%, 11/30/29 ................. 35,861 38,391,890
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 296,059 294,612,071
6.38%, 06/15/26 ................. 961 948,513
7.50%, 03/15/27 ................. 7,602 7,612,795
6.75%, 08/15/28
(c)
................ 142,118 142,656,627
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 55,528 56,696,254
820,821,720
Automobile Components — 1.9%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(b)
EUR 254 271,646
Clarios Global LP
6.75%, 05/15/25
(c)
................ USD 23,948 23,962,656
4.38%, 05/15/26
(b)
................ EUR 22,080 22,927,465
6.25%, 05/15/26
(c)
................ USD 36,140 35,907,269
8.50%, 05/15/27
(c)
................ 143,478 143,712,730
6.75%, 05/15/28
(c)
................ 46,187 46,025,453
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(b)
................ EUR 1,751 1,970,878
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 6,494 5,915,798
Dometic Group AB, 3.00%, 05/08/26
(b)
.... EUR 587 596,017
Forvia
(b)
7.25%, 06/15/26 ................. 1,475 1,671,889
2.75%, 02/15/27 ................. 1,800 1,776,563
3.75%, 06/15/28 ................. 1,579 1,559,960
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,677,245
5.00%, 07/15/29 ................. 5,783 5,214,741
5.63%, 04/30/33 ................. 2,655 2,311,365
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
. EUR 1,376 1,091,104
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 7,437 7,105,798
6.25%, 05/15/26 ................. 11,671 10,621,950
5.25%, 05/15/27 ................. 31,634 27,281,153
4.38%, 02/01/29 ................. 15,931 12,516,987
IHO Verwaltungs GmbH
(b)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 .................... EUR 253 256,976
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
................... 1,911 1,878,573
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
................... 1,305 1,467,762
ZF Europe Finance BV, 2.50%, 10/23/27
(b)
.. 2,100 1,997,747
ZF Finance GmbH
(b)
5.75%, 08/03/26 ................. 2,900 3,171,878
2.00%, 05/06/27 ................. 1,200 1,137,576
367,029,179
Automobiles — 0.2%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 20,940 16,473,171
6.10%, 08/19/32 ................. 11,527 11,171,462
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 8,300 8,405,566
Renault SA, 2.38%, 05/25/26
(b)
......... 100 100,771
36,150,970
Security
Par (000)
Par (000) Value
Banks — 1.0%
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(b)(k)
. EUR 600 $ 632,829
Banco BPM SpA
(a)(b)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 2,375 2,573,552
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 882 940,784
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 1,950 1,856,906
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 1,249 1,184,657
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
..................... 600 549,603
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 600 640,819
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,600 1,589,451
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 2,200 2,097,559
Banco Espirito Santo SA
(a)(b)(f)(l)
2.63%, 05/08/17 ................. 10,400 2,610,150
4.75%, 01/15/18 ................. 12,300 3,087,005
4.00%, 01/21/23 ................. 12,000 3,011,712
Bank of America Corp., (1-day SOFR + 1.99%),
6.20%, 11/10/28
(a)
............... USD 18,853 19,378,037
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(b)
... EUR 800 761,658
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a)(b)(k)
........ 2,222 2,373,292
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(b)(k)
................... 2,200 2,268,605
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 1,037 979,861
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... 800 701,200
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(k)
GBP 600 656,157
5.20%, 05/12/26 ................. USD 7,800 7,525,034
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... 7,990 5,428,406
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 12,345 11,029,023
BNP Paribas SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.65%), 6.88% EUR 800 835,692
(5-Year EUR Swap Annual + 4.63%), 7.38% 1,000 1,057,100
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 6.22%), 6.38% 600 648,173
(5-Year EUR Swap Annual + 6.50%), 6.75% 1,400 1,477,954
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%,
05/25/34
(a)
.................... USD 23,600 23,805,611
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 4,600 4,567,763
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 200 243,995
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(c)(k)
.............. USD 13,270 10,549,650

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... USD 23,131 $ 20,751,857
Hongkong & Shanghai Banking Corp. Ltd.
(The), (3-mo. LIBOR USD + 0.19%), 5.46%
(a)
(k)
......................... 850 844,942
HSBC Holdings plc
(a)
(1-day SOFR + 3.35%), 7.39%, 11/03/28 14,860 15,682,993
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
..................... 6,310 4,803,487
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.34%), 5.75%
(a)(k)
............... 1,105 975,876
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................ 3,890 3,703,397
5.15%, 06/10/30
(b)
................ GBP 2,025 2,072,080
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(c)
.................. USD 10,505 7,829,252
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(c)
.................. 7,665 5,048,004
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
............... EUR 500 496,441
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 13,055 11,927,701
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(b)(k)
.............. GBP 1,248 1,478,127
Societe Generale SA
(a)(k)
(5-Year USD Swap Semi + 4.98%), 7.88%
(c)
USD 2,440 2,386,136
(5-Year EUR Swap Annual + 5.23%),
7.88%
(b)
..................... EUR 800 834,332
UniCredit SpA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(k)
............... 600 642,388
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29 ............... 1,392 1,431,538
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ............... 2,200 2,093,843
198,064,632
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 ................. 404 398,474
6.25%, 04/01/28 ................. GBP 2,128 2,349,200
Grifols SA
1.63%, 02/15/25 ................. EUR 348 365,402
3.20%, 05/01/25 ................. 910 965,204
4,078,280
Broadline Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... USD 9,617 7,852,346
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ................. 6,055 5,752,250
3.50%, 03/01/29 ................. 9,073 7,774,136
Marks & Spencer plc, 3.75%, 05/19/26
(b)
... GBP 194 221,458
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ................. USD 10,281 9,444,126
5.63%, 02/15/29 ................. 72 67,508
4.13%, 08/01/30 ................. 3,886 3,328,359
3.63%, 10/01/31 ................. 8,705 7,154,988
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 4,684 4,359,824
45,954,995
Security
Par (000)
Par (000) Value
Building Products — 0.9%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. USD 16,701 $ 15,806,070
6.38%, 06/15/30 ................. 22,207 21,968,719
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 9,901 9,356,389
HT Troplast GmbH, 9.25%, 07/15/25
(b)
.... EUR 1,388 1,536,214
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 2,204 2,064,951
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 ................. 9,275 9,356,156
4.63%, 12/15/25 ................. 9,870 9,561,563
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 1,189 1,133,379
3.50%, 02/15/30 ................. 6,398 5,374,274
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 11,433 10,404,377
9.75%, 07/15/28 ................. 9,352 9,021,687
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,203 1,006,195
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... USD 31,071 29,301,314
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................ EUR 5,031 4,866,578
5.00%, 02/15/27
(c)
................ USD 2,165 2,063,352
4.75%, 01/15/28
(c)
................ 3,332 3,102,880
4.38%, 07/15/30
(c)
................ 23,855 20,660,744
3.38%, 01/15/31
(c)
................ 9,735 7,837,096
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 1,574 1,487,068
165,909,006
Capital Markets — 0.7%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 8,264 8,470,294
Blackstone Holdings Finance Co. LLC, 6.20%,
04/22/33
(c)
.................... 17,071 17,436,198
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 5,372 5,358,070
3.25%, 03/15/27 ................. 5,766 4,982,522
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 10,295 9,023,754
Deutsche Bank AG, (5-Year EURIBOR ICE
Swap Rate + 6.94%), 10.00%
(a)(b)(k)
..... EUR 200 216,039
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,061,759
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(a)(f)(l)
.............. EUR 4,550 20,853
4.75%, 01/16/14
(a)(f)(l)
.............. 14,545 66,661
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/14
(a)(f)(l)
.................. 22,800 104,493
0.00%, 12/30/16 ................. USD 1,000 1,500
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 6,510 6,532,058
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(a)
.......... 5,555 5,483,018
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 3,095 2,669,093
3.25%, 08/15/33 ................. 3,210 2,585,201
Northern Trust Corp., 6.13%, 11/02/32 .... 10,930 11,331,601
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 9,307 8,624,229
3.40%, 07/15/26 ................. 3,430 3,038,178
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 10,277 9,889,329
3.13%, 09/23/26 ................. 4,472 3,853,519
7.75%, 09/16/27
(c)
................ 18,688 18,593,408
Sherwood Financing plc, 6.00%, 11/15/26
(b)
. GBP 156 165,072

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(b)
........ EUR 1,576 $ 1,903,712
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c)(k)
.................... USD 13,275 9,351,440
130,762,001
Chemicals — 2.1%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ 8,222 6,567,239
Avient Corp., 7.13%, 08/01/30
(c)
........ 4,421 4,471,505
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(b)
............... EUR 2,426 2,594,412
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 14,075 13,266,360
3.38%, 02/15/29 ................. 14,666 12,484,432
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 6,014 5,526,203
4.63%, 11/15/29 ................. 5,052 4,269,525
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 90,006 78,519,083
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 1,661 1,607,147
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 22,177 21,822,265
HB Fuller Co., 4.25%, 10/15/28 ........ 7,667 6,823,937
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 25,361 19,654,775
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 1,743 1,087,922
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 28,220 24,589,763
INEOS Finance plc, 6.63%, 05/15/28
(b)
.... EUR 1,160 1,241,433
INEOS Quattro Finance 2 plc
(b)
2.50%, 01/15/26 ................. 2,206 2,150,726
2.50%, 01/15/26 ................. 400 389,977
Ingevity Corp., 3.88%, 11/01/28
(c)
....... USD 4,329 3,695,960
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
16,476 10,874,160
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 1,262 1,251,407
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 8,757 7,313,837
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
8,620 7,844,200
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
EUR 682 734,338
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,569,030
Olympus Water US Holding Corp.
9.63%, 11/15/28
(b)
................ EUR 2,525 2,645,069
9.75%, 11/15/28
(c)
................ USD 41,408 40,385,222
SCIL IV LLC
5.38%, 11/01/26
(c)
................ 13,478 12,287,102
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.62%, 11/01/26
(a)(b)
............. EUR 512 545,146
9.50%, 07/15/28
(b)
................ 1,316 1,436,019
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 4,853 3,795,022
4.38%, 02/01/32 ................. 1,779 1,400,755
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 30,177 23,979,550
Synthomer plc, 3.88%, 07/01/25
(b)
....... EUR 1,872 1,884,869
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. USD 8,077 7,490,866
5.63%, 08/15/29 ................. 58,579 47,993,775
7.38%, 03/01/31 ................. 17,472 17,122,231
401,315,262
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 5,578 4,817,998
4.88%, 07/15/32 ................. 3,989 3,410,595
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 73,818 70,049,104
9.75%, 07/15/27
(c)
................ 33,219 29,364,045
3.63%, 06/01/28
(b)
................ EUR 920 801,115
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.63%, 06/01/28
(c)
................ USD 81,555 $ 68,827,446
4.88%, 06/01/28
(b)
................ GBP 827 813,975
6.00%, 06/01/29
(c)
................ USD 65,202 48,112,904
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 12,124 10,456,894
4.75%, 10/15/29 ................. 6,702 6,035,821
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 8,209 8,044,656
5.75%, 07/15/29 ................. 13,584 11,789,592
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 4,765 4,695,193
6.38%, 05/01/25 ................. 15,132 15,118,044
5.00%, 02/01/28 ................. 35,242 33,216,994
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 1,025,666
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 8,229 7,879,494
5.13%, 07/15/29 ................. 4,198 3,971,740
6.38%, 02/01/31 ................. 6,416 6,456,164
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 5,910 5,112,150
5.00%, 09/01/30 ................. 4,765 4,041,316
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 13,997 12,807,273
9.50%, 11/01/27 ................. 3,934 3,800,611
7.75%, 02/15/28 ................. 29,994 29,772,674
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 6,270 6,050,590
3.75%, 08/01/25 ................. 15,445 14,693,891
5.13%, 12/15/26 ................. 23,593 22,762,236
4.00%, 08/01/28 ................. 12,770 11,417,035
3.50%, 09/01/28 ................. 3,962 3,526,119
4.75%, 06/15/29 ................. 32,488 29,681,410
4.38%, 08/15/29 ................. 11,444 10,189,137
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 521 527,524
4.88%, 08/15/25 ................. 1,446 1,302,820
9.25%, 03/15/28 ................. 100 91,906
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 6,421 5,778,900
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 13,966 11,311,186
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 17,578 16,136,820
Paprec Holding SA
(b)
4.00%, 03/31/25 ................. EUR 475 506,477
3.50%, 07/01/28 ................. 1,240 1,192,801
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 17,395 17,075,412
6.25%, 01/15/28 ................. 24,068 22,546,939
Q-Park Holding I BV, 1.50%, 03/01/25
(b)
... EUR 1,118 1,167,130
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... USD 7,877 6,993,988
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,110 2,254,681
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
............... 600 621,947
Verisure Holding AB
(b)
3.88%, 07/15/26 ................. 1,425 1,457,706
3.25%, 02/15/27 ................. 2,381 2,305,622
9.25%, 10/15/27 ................. 1,307 1,515,336
7.13%, 02/01/28 ................. 146 159,554
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 65,103 60,350,335
642,038,966
Communications Equipment — 0.6%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 36,636 34,147,287
CommScope, Inc.
6.00%, 03/01/26 ................. 11,889 11,080,232

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
8.25%, 03/01/27 ................. USD 6,543 $ 5,234,287
7.13%, 07/01/28 ................. 12,951 9,195,210
4.75%, 09/01/29 ................. 31,882 25,135,791
Viasat, Inc., 5.63%, 09/15/25 .......... 26,729 25,900,134
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 16,241 13,800,032
124,492,973
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 22,523 20,180,664
Azzurra Aeroporti SpA
(b)
2.13%, 05/30/24 ................. EUR 4,012 4,232,942
2.63%, 05/30/27 ................. 694 678,577
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 ................. 500 468,571
1.50%, 06/08/28 ................. 1,700 1,583,514
1.25%, 01/15/29 ................. 900 813,527
2.00%, 02/15/33 ................. 3,400 2,880,818
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. USD 6,838 6,210,272
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
GBP 1,427 1,641,536
Heathrow Finance plc
(a)(b)(e)
5.75%, 03/03/25 ................. 772 948,346
4.13%, 09/01/29 ................. 817 839,151
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 7,365 6,795,112
47,273,030
Consumer Finance — 1.8%
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 7,550 7,499,139
(1-day SOFR + 2.86%), 6.38%, 06/08/34 5,390 5,351,383
Discover Financial Services, 6.70%, 11/29/32 4,950 5,099,653
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 532 542,454
5.38%, 02/15/26 ................. GBP 1,000 1,109,345
4.25%, 06/01/28 ................. 1,759 1,711,190
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 1,817,720
5.58%, 03/18/24 ................. 3,500 3,475,312
2.75%, 06/14/24 ................. GBP 1,819 2,205,366
3.66%, 09/08/24 ................. USD 13,142 12,699,455
4.54%, 03/06/25 ................. GBP 2,394 2,882,280
4.69%, 06/09/25 ................. USD 4,049 3,900,267
5.13%, 06/16/25 ................. 13,706 13,329,496
4.13%, 08/04/25 ................. 8,979 8,515,696
3.38%, 11/13/25 ................. 6,710 6,239,457
4.39%, 01/08/26 ................. 11,887 11,249,891
6.86%, 06/05/26 ................. GBP 1,382 1,710,402
2.70%, 08/10/26 ................. USD 17,658 15,764,616
4.95%, 05/28/27 ................. 15,531 14,650,190
4.87%, 08/03/27 ................. EUR 1,707 1,825,797
6.80%, 05/12/28 ................. USD 33,300 33,330,537
6.13%, 05/15/28 ................. EUR 747 835,006
5.11%, 05/03/29 ................. USD 6,693 6,207,149
7.35%, 03/06/30 ................. 29,962 30,598,453
7.20%, 06/10/30 ................. 34,840 35,160,877
3.63%, 06/17/31 ................. 10,165 8,331,486
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 6,772 6,198,568
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,476 11,420,319
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(c)
.................... 6,216 6,302,651
Navient Corp.
7.25%, 09/25/23 ................. 126 126,000
6.13%, 03/25/24 ................. 477 473,268
5.88%, 10/25/24 ................. 1,709 1,679,544
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.50%, 03/15/29 ................. USD 105 $ 89,520
9.38%, 07/25/30 ................. 17,533 17,439,198
OneMain Finance Corp.
6.88%, 03/15/25 ................. 15,547 15,393,575
7.13%, 03/15/26 ................. 13,399 13,164,413
3.50%, 01/15/27 ................. 3,747 3,214,701
6.63%, 01/15/28 ................. 11,223 10,586,319
5.38%, 11/15/29 ................. 7,179 6,103,209
4.00%, 09/15/30 ................. 10,709 8,245,930
SLM Corp., 3.13%, 11/02/26 .......... 8,715 7,538,475
344,018,307
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 18,245 16,850,525
4.63%, 01/15/27 ................. 11,596 10,987,257
5.88%, 02/15/28 ................. 12,444 12,092,333
6.50%, 02/15/28 ................. 8,976 8,990,900
3.50%, 03/15/29 ................. 13,469 11,659,311
4.88%, 02/15/30 ................. 6,190 5,714,732
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 2,756 2,922,628
4.50%, 02/16/26 ................. 3,389 3,680,807
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(b)(f)(k)(l)
....................... EUR 1,800 10,803
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.53%, 07/01/26
(a)(b)
891 948,205
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,942 2,834,715
4.25%, 08/01/29 ................. 20,521 18,270,064
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 1,480 1,477,703
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 4,464 3,700,120
US Foods, Inc.
(c)
6.25%, 04/15/25 ................. 5,772 5,769,602
4.75%, 02/15/29 ................. 7,453 6,823,589
4.63%, 06/01/30 ................. 8,285 7,425,343
120,158,637
Containers & Packaging — 3.0%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 48,814 39,546,645
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 22,128 21,737,761
3.25%, 09/01/28
(c)
................ 1,840 1,580,501
3.00%, 09/01/29
(b)
................ EUR 4,204 3,406,515
4.00%, 09/01/29
(c)
................ USD 82,135 65,050,411
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 1,101 1,076,883
2.13%, 08/15/26
(b)
................ EUR 3,540 3,428,655
2.13%, 08/15/26
(b)
................ 9,262 8,970,692
4.13%, 08/15/26
(c)
................ USD 5,289 4,926,368
4.75%, 07/15/27
(b)
................ GBP 1,780 1,789,210
5.25%, 08/15/27
(c)
................ USD 5,566 4,714,855
Ball Corp.
6.00%, 06/15/29 ................. 11,122 11,038,585
3.13%, 09/15/31 ................. 7,657 6,298,418
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,646,650
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 35,056 33,432,865
8.75%, 04/15/30 ................. 29,122 25,706,685
Crown Americas LLC
4.75%, 02/01/26 ................. 69 66,872
4.25%, 09/30/26 ................. 3,032 2,871,274
5.25%, 04/01/30 ................. 942 895,847
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,038,942

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown European Holdings SA
(b)
3.38%, 05/15/25 ................. EUR 1,046 $ 1,117,081
5.00%, 05/15/28 ................. 672 739,703
Fiber Bidco SpA, 11.00%, 10/25/27
(b)
..... 1,655 1,928,740
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ USD 2,203 2,094,533
3.50%, 03/15/28
(c)
................ 269 240,546
2.63%, 02/01/29
(b)
................ EUR 4,253 4,066,477
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
.. 2,022 1,839,702
LABL, Inc.
(c)
5.88%, 11/01/28 ................. USD 11,902 10,824,636
9.50%, 11/01/28 ................. 25,408 25,849,744
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 170,885 169,775,690
9.25%, 04/15/27 ................. 5,012 4,626,085
OI European Group BV
6.25%, 05/15/28
(c)
................ EUR 6,765 7,537,270
6.25%, 05/15/28
(b)
................ 1,289 1,436,148
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. USD 2,272 2,249,683
7.25%, 05/15/31 ................. 18,570 18,802,125
Sealed Air Corp.
(c)
4.00%, 12/01/27 ................. 3,065 2,797,563
6.13%, 02/01/28 ................. 7,639 7,582,685
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
6,132 6,358,884
Trivium Packaging Finance BV
5.50%, 08/15/26
(c)(e)
............... 25,896 24,864,156
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.07%, 08/15/26
(a)(b)
............. EUR 927 993,840
8.50%, 08/15/27
(c)(e)
............... USD 55,729 53,645,666
593,595,591
Distributors — 0.2%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(c)
............ 10,491 8,955,808
Azelis Finance NV, 5.75%, 03/15/28
(b)
.... EUR 550 600,234
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(c)
USD 20,559 19,119,957
Resideo Funding, Inc., 4.00%, 09/01/29
(c)
.. 3,756 3,115,981
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(c)
4,247 4,280,633
36,072,613
Diversified Consumer Services — 0.5%
Cedacri Mergeco SpA, 8.88%, 05/15/28
(a)(b)
. EUR 1,351 1,415,243
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. USD 2,623 2,570,540
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 6,670 5,753,571
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 2,706 2,760,236
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,344,548
3.38%, 08/15/30 ................. 5,789 4,841,341
4.00%, 05/15/31 ................. 18,376 15,730,407
Sotheby's
(c)
7.38%, 10/15/27 ................. 44,331 39,870,969
5.88%, 06/01/29 ................. 22,050 17,143,875
TUI Cruises GmbH, 6.50%, 05/15/26
(b)
.... EUR 1,212 1,216,731
92,647,461
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. USD 4,484 3,289,468
GLP Capital LP, 3.25%, 01/15/32 ....... 15,238 12,303,367
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 7,300 6,542,577
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 5,215 4,501,720
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 1,232 1,458,385
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
USD 21,469 21,688,628
Unibail-Rodamco-Westfield SE, (5-Year EUR
Swap Annual + 1.68%), 2.13%
(a)(b)(k)
.... EUR 1,000 916,040
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
VICI Properties LP
5.63%, 05/01/24
(c)
................ USD 3,086 $ 3,066,977
3.50%, 02/15/25
(c)
................ 6,210 5,933,668
4.25%, 12/01/26
(c)
................ 2,859 2,674,541
4.50%, 01/15/28
(c)
................ 3,828 3,517,146
3.88%, 02/15/29
(c)
................ 2,854 2,504,564
4.63%, 12/01/29
(c)
................ 29,616 26,887,478
4.95%, 02/15/30 ................. 14,931 14,006,472
4.13%, 08/15/30
(c)
................ 15,110 13,303,297
5.63%, 05/15/52 ................. 20,299 18,082,349
140,676,677
Diversified Telecommunication Services — 4.7%
Altice France Holding SA, 10.50%, 05/15/27
(c)
38,538 23,335,915
Altice France SA
2.50%, 01/15/25
(b)
................ EUR 945 953,288
2.13%, 02/15/25
(b)
................ 1,693 1,692,682
5.88%, 02/01/27
(b)
................ 985 892,111
8.13%, 02/01/27
(c)
................ USD 19,703 17,061,252
5.13%, 01/15/29
(c)
................ 9,988 7,120,413
5.13%, 07/15/29
(c)
................ 37,134 26,360,439
5.50%, 10/15/29
(c)
................ 30,230 21,618,752
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(b)
.............. EUR 376 368,749
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.99%), 4.25%,
11/23/81
(c)
................... USD 840 739,256
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(c)
................... 628 510,459
8.38%, 12/20/83
(b)
................ GBP 2,575 3,210,306
CCO Holdings LLC
(c)
5.13%, 05/01/27 ................. USD 13,765 12,818,586
5.00%, 02/01/28 ................. 20,757 18,911,495
5.38%, 06/01/29 ................. 10,358 9,364,616
6.38%, 09/01/29 ................. 39,039 36,780,934
4.75%, 03/01/30 ................. 17,532 14,991,327
4.50%, 08/15/30 ................. 7,671 6,387,573
4.25%, 02/01/31 ................. 43,526 35,211,215
7.38%, 03/01/31 ................. 81,771 79,680,206
4.75%, 02/01/32 ................. 22,962 18,725,052
4.25%, 01/15/34 ................. 21,073 15,926,295
Cellnex Telecom SA
(b)
1.75%, 10/23/30 ................. EUR 1,000 879,274
0.75%, 11/20/31
(m)
................ 3,200 2,784,886
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 11,716 10,752,488
5.00%, 05/01/28 ................. 32,027 27,633,222
8.75%, 05/15/30 ................. 74,908 73,213,117
Global Switch Holdings Ltd., 2.25%, 05/31/27
(b)
EUR 789 797,957
Iliad Holding SASU
6.50%, 10/15/26
(c)
................ USD 56,692 53,507,208
5.63%, 10/15/28
(b)
................ EUR 1,140 1,150,670
7.00%, 10/15/28
(c)
................ USD 36,512 33,651,077
Iliad SA
(b)
5.38%, 06/14/27 ................. EUR 3,000 3,227,429
1.88%, 02/11/28 ................. 400 370,650
5.63%, 02/15/30 ................. 800 843,716
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
.................... 2,808 2,684,614
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
357 337,650
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 54,611 46,337,434
10.50%, 05/15/30 ................ 49,759 50,487,123
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 4,308 4,283,686

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
USD 55,687 $ 41,498,509
RCS & RDS SA, 2.50%, 02/05/25
(b)
...... EUR 2,400 2,489,193
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 2,068,380
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 10,809 9,169,385
6.00%, 09/30/34 ................. 9,971 8,041,145
7.20%, 07/18/36 ................. 6,993 6,010,763
7.72%, 06/04/38 ................. 7,416 6,557,290
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 1,762 2,006,947
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 1,664 1,789,973
5.30%, 05/30/24
(c)
................ USD 1,907 1,853,523
2.75%, 04/15/25
(b)
................ EUR 1,013 1,041,826
3.00%, 09/30/25
(b)
................ 1,000 1,027,365
3.63%, 05/25/26
(b)
................ 200 205,145
2.38%, 10/12/27
(b)
................ 1,012 938,650
6.88%, 02/15/28
(b)
................ 1,732 1,879,186
1.63%, 01/18/29
(b)
................ 100 83,488
Uniti Group LP, 10.50%, 02/15/28
(c)
...... USD 31,343 31,094,253
Virgin Media Secured Finance plc
5.00%, 04/15/27
(b)
................ GBP 1,056 1,214,481
5.25%, 05/15/29
(b)
................ 777 832,653
4.50%, 08/15/30
(c)
................ USD 1,160 972,452
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 131,474 92,854,065
6.13%, 03/01/28 ................. 61,018 38,128,226
917,360,020
Electric Utilities — 0.6%
EDP - Energias de Portugal SA
(a)(b)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 800 796,358
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 2,700 2,586,304
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 400 432,120
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(b)(k)
................... 1,207 1,325,123
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. USD 25,874 23,925,752
4.55%, 04/01/49 ................. 9,970 8,317,233
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a)(b)(k)
............. EUR 2,100 2,012,550
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 106 101,230
NRG Energy, Inc.
6.63%, 01/15/27 ................. 3,000 2,978,041
5.75%, 01/15/28 ................. 3,954 3,747,009
3.88%, 02/15/32
(c)
................ 44 33,902
7.00%, 03/15/33
(c)
................ 10,345 10,430,708
Pacific Gas & Electric Co.
6.10%, 01/15/29 ................. 13,720 13,499,281
6.40%, 06/15/33 ................. 20,415 20,303,249
6.75%, 01/15/53 ................. 9,935 9,804,798
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
8,795 8,799,335
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 9,060 8,274,789
117,367,782
Electrical Equipment — 0.6%
(c)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 4,975 4,981,315
6.05%, 04/15/28 ................. 32,040 31,806,354
6.30%, 02/15/30 ................. 11,435 11,401,152
6.40%, 04/15/33 ................. 11,535 11,525,276
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Sensata Technologies BV
5.63%, 11/01/24 ................. USD 2,862 $ 2,840,403
5.00%, 10/01/25 ................. 2,784 2,725,608
4.00%, 04/15/29 ................. 4,683 4,169,203
5.88%, 09/01/30 ................. 6,758 6,570,702
Vertiv Group Corp., 4.13%, 11/15/28 ..... 34,776 31,332,258
107,352,271
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, 3.25%, 02/15/29 .......... 11,119 9,527,135
Coherent Corp., 5.00%, 12/15/29
(c)
...... 21,852 19,723,834
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 32,693 29,235,627
3.75%, 02/15/31 ................. 11,455 9,799,655
68,286,251
Energy Equipment & Services — 3.1%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 9,607 9,222,720
6.25%, 04/01/28 ................. 51,516 48,366,312
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 14,913 14,509,902
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 8,865 8,275,655
7.50%, 01/15/28 ................. 17,095 14,959,150
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 44,383 42,950,317
7.38%, 05/15/27
(c)
................ 35,387 33,671,792
Nine Energy Service, Inc., 13.00%, 02/01/28 4,956 4,352,483
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 19,649 19,976,745
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 703 635,173
Tervita Corp., 11.00%, 12/01/25
(c)
....... 5,460 5,792,292
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 10,255 10,472,919
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 14,425 13,703,750
11.50%, 01/30/27 ................ 8,907 9,229,879
8.75%, 02/15/30 ................. 57,138 57,995,070
USA Compression Partners LP
6.88%, 04/01/26 ................. 33,857 33,166,121
6.88%, 09/01/27 ................. 16,046 15,322,235
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 29,934 30,034,578
Vallourec SA, 8.50%, 06/30/26
(b)
........ EUR 1,994 2,173,808
Vantage Drilling International, 9.50%,
02/15/28
(c)
.................... USD 16,723 16,419,812
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 76,420 77,614,804
8.38%, 06/01/31 ................. 116,519 117,470,654
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 9,293 9,332,960
8.63%, 04/30/30 ................. 19,623 19,922,094
615,571,225
Entertainment — 0.6%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 15,042 10,893,416
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,397,950
5.63%, 03/15/26 ................. 923 901,595
6.50%, 05/15/27 ................. 80,535 80,963,688
4.75%, 10/15/27 ................. 17,840 16,635,800
3.75%, 01/15/28 ................. 8,973 8,008,403
Odeon Finco plc, 12.75%, 11/01/27
(c)
..... 3,721 3,645,766
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 618,744
123,065,362

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 2.2%
Agps Bondco plc
(b)
6.00%, 08/05/25
(f)(l)
............... EUR 1,400 $ 657,025
5.50%, 11/13/26
(a)(f)(l)
.............. 2,100 870,777
5.00%, 01/14/29
(a)
................ 1,000 348,202
Block, Inc.
2.75%, 06/01/26 ................. USD 38,888 35,407,240
3.50%, 06/01/31 ................. 67,465 55,875,997
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 21,501 21,121,009
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. EUR 1,568 1,249,031
7.75%, 11/01/25 ................. GBP 777 704,568
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. USD 2,587 2,596,701
8.00%, 06/15/28 ................. 2,587 2,588,320
Global Payments, Inc.
3.20%, 08/15/29 ................. 3,805 3,307,248
5.40%, 08/15/32 ................. 32,964 32,121,337
5.95%, 08/15/52 ................. 15,957 15,268,436
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 45,114 40,448,504
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 18,235 14,949,310
MGIC Investment Corp., 5.25%, 08/15/28 .. 7,434 7,012,195
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 3,788 3,523,920
5.75%, 11/15/31 ................. 6,854 5,630,184
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(k)
.............. GBP 1,135 1,228,836
Nexi SpA, 0.00%, 02/24/28
(b)(m)(n)
........ EUR 2,500 2,051,804
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. USD 42,085 37,245,225
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 1,507 1,405,428
7.38%, 09/01/25 ................. 16,944 15,039,664
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 38,951 36,527,079
Stena International SA, 7.25%, 02/15/28
(b)
.. EUR 550 613,047
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. USD 90,159 90,437,772
428,228,859
Food Products — 1.0%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 67,694 67,356,293
4.63%, 11/15/28 ................. 45,987 41,848,170
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,683,376
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 1,783 1,730,909
6.00%, 06/15/30 ................. 23,123 22,583,173
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 17,294 16,563,081
4.13%, 01/31/30 ................. 15,659 13,994,674
4.38%, 01/31/32 ................. 16,735 14,948,969
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 95,660
5.50%, 12/15/29 ................. 2,000 1,845,539
4.63%, 04/15/30 ................. 183 160,374
4.50%, 09/15/31 ................. 1,987 1,696,965
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 518,841
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 4,175 3,345,071
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(b)
EUR 1,225 1,358,706
192,729,801
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(c)
.. USD 15,651 15,895,469
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(c)
............... 15,584 15,661,920
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 4,099 3,431,475
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 1,913 $ 1,634,369
36,623,233
Ground Transportation — 1.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
USD 11,529 10,837,260
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 2,400 2,225,393
6.13%, 11/30/28 ................. GBP 1,900 1,990,725
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,106 1,122,990
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 5,197,497
5.00%, 12/01/29 ................. 5,757 4,758,938
Loxam SAS
(b)
3.25%, 01/14/25 ................. EUR 100 106,560
5.75%, 07/15/27 ................. 989 983,148
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(b)(k)
................... GBP 1,390 1,538,018
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 10,396 9,304,420
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 15,444 15,628,706
0.00%, 12/15/25
(m)(n)
.............. 25,622 23,367,943
8.00%, 11/01/26
(c)
................ 21,561 21,973,074
7.50%, 09/15/27
(c)
................ 47,520 48,605,975
6.25%, 01/15/28
(c)
................ 18,610 18,518,066
4.50%, 08/15/29
(c)
................ 59,469 54,735,155
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 7,960 7,900,940
4.63%, 08/15/28 ................. 7,264 6,639,797
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 3,359 3,432,329
XPO, Inc., 6.25%, 06/01/28
(c)
.......... 8,320 8,180,450
247,047,384
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
................ EUR 5,701 5,960,038
3.88%, 07/15/28
(b)
................ 1,235 1,232,275
4.63%, 07/15/28
(c)
................ USD 27,310 25,314,261
3.88%, 11/01/29
(c)
................ 15,639 13,692,390
Embecta Corp., 6.75%, 02/15/30
(c)
...... 4,499 4,031,827
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 11,428 12,282,253
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 24,728 21,490,194
5.25%, 10/01/29 ................. 84,963 73,722,319
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,212,040
4.25%, 06/01/28
(c)
................ 3,023 2,762,249
163,699,846
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 3,633 3,474,419
5.00%, 04/15/29 ................. 3,136 2,891,709
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 2,859 2,476,538
5.13%, 03/01/30 ................. 3,371 2,730,510
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
23,497 20,259,818
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 5,520 3,450,000
Centene Corp.
2.45%, 07/15/28 ................. 7,443 6,361,949
3.00%, 10/15/30 ................. 30,861 25,716,379
2.50%, 03/01/31 ................. 28,955 23,090,744
2.63%, 08/01/31 ................. 52 41,438
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 2,500 2,539,136
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. USD 18,483 16,287,920

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.00%, 01/15/29 ................. USD 26,175 $ 22,019,719
5.25%, 05/15/30 ................. 30,074 23,690,108
4.75%, 02/15/31 ................. 14,663 11,082,055
Encompass Health Corp.
4.50%, 02/01/28 ................. 1,364 1,269,002
4.75%, 02/01/30 ................. 22,849 20,804,049
4.63%, 04/01/31 ................. 15,450 13,695,815
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 36,331 32,019,662
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 16,558 15,379,402
4.38%, 02/15/27 ................. 6,982 5,402,427
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 11,835 10,960,879
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 8,312 7,662,427
3.88%, 11/15/30 ................. 5,310 4,562,133
3.88%, 05/15/32 ................. 9,274 7,774,852
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 12,986 11,429,736
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 18,239 18,174,438
10.00%, 04/15/27 ................ 13,098 13,392,705
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 32,373 31,530,959
6.25%, 02/01/27 ................. 18,739 18,547,264
5.13%, 11/01/27 ................. 12,858 12,275,231
4.63%, 06/15/28 ................. 923 862,069
6.13%, 10/01/28 ................. 2,508 2,414,452
6.13%, 06/15/30 ................. 16,202 15,970,311
6.75%, 05/15/31
(c)
................ 61,444 61,593,666
471,833,921
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 5,455 6,658,523
4.63%, 08/01/29 ................. USD 28,752 21,735,365
3.50%, 03/15/31 ................. 43,061 29,669,791
58,063,679
Health Care Technology — 0.2%
IQVIA, Inc.
1.75%, 03/15/26
(b)
................ EUR 2,964 2,987,700
5.00%, 10/15/26
(c)
................ USD 10,786 10,414,665
5.00%, 05/15/27
(c)
................ 2,717 2,613,386
2.25%, 03/15/29
(b)
................ EUR 600 559,003
6.50%, 05/15/30
(c)
................ USD 13,661 13,795,879
30,370,633
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 28,110 26,170,410
4.50%, 02/15/29
(c)
................ 10,358 9,166,830
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 3,645 3,344,288
4.00%, 09/15/29 ................. 4,143 3,469,705
Service Properties Trust, 7.50%, 09/15/25 .. 5,662 5,560,067
47,711,300
Hotels, Restaurants & Leisure — 7.1%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. 4,262 4,255,567
3.88%, 01/15/28 ................. 6,368 5,821,458
4.38%, 01/15/28 ................. 13,148 12,137,888
4.00%, 10/15/30 ................. 6,537 5,594,578
Accor SA, (5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(b)(k)
................... EUR 2,100 2,252,143
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(c)
................ USD 9,600 9,747,744
7.25%, 04/30/30
(b)
................ EUR 2,572 2,845,157
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... EUR 7,876 $ 8,240,636
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 6,842 6,482,644
4.75%, 06/15/31
(c)
................ 8,988 8,029,466
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 20,030 18,050,205
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 66,321 66,013,881
8.13%, 07/01/27 ................. 61,830 63,281,088
4.63%, 10/15/29 ................. 33,527 29,276,132
7.00%, 02/15/30 ................. 70,431 70,729,627
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 6,345 6,420,023
Carnival Corp.
10.13%, 02/01/26
(b)
............... EUR 2,776 3,176,086
10.50%, 02/01/26
(c)
............... USD 29,019 30,505,150
7.63%, 03/01/26
(c)
................ 11,566 11,327,728
7.63%, 03/01/26
(b)
................ EUR 1,009 1,068,265
5.75%, 03/01/27
(c)
................ USD 62,979 57,977,838
9.88%, 08/01/27
(c)
................ 17,271 17,990,061
4.00%, 08/01/28
(c)
................ 21,246 18,834,999
6.00%, 05/01/29
(c)
................ 30,713 27,421,620
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 120,842 132,168,355
Carnival plc, 1.00%, 10/28/29 ......... EUR 383 258,257
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... USD 7,077 6,864,690
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 38,969 36,273,047
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 11,410 11,323,953
5.38%, 04/15/27 ................. 2,031 1,930,999
6.50%, 10/01/28 ................. 3,917 3,819,910
5.25%, 07/15/29 ................. 1,701 1,547,068
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 23,359 22,458,074
4.75%, 01/15/28 ................. 24,344 22,576,650
6.75%, 05/01/31 ................. 25,544 25,256,630
Cirsa Finance International SARL
(b)
4.75%, 05/22/25 ................. EUR 1,557 1,671,033
(3-mo. EURIBOR at 3.63% Floor + 3.63%),
7.20%, 09/30/25
(a)
.............. 300 325,723
10.38%, 11/30/27 ................ 407 474,545
Codere Finance 2 Luxembourg SA
(a)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(b)(e)(j)
................. 1,356 1,173,041
12.75%, 11/30/27
(b)
............... 672 210,320
13.62%, (13.62% Cash or 13.63% PIK),
11/30/27
(c)(j)
................... USD 350 150,169
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 558 15,515
7.50%, 11/30/27
(c)
................ 407 18,700
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 2,104,196
4.50%, 08/28/27 ................. 200 216,345
Elior Group SA, 3.75%, 07/15/26
(b)
...... EUR 540 484,656
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 1,463 1,283,782
6.75%, 01/15/30 ................. 2,788 2,372,692
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ 5,562 5,490,971
5.75%, 05/01/28
(c)
................ 9,971 9,818,576
3.75%, 05/01/29
(c)
................ 7,595 6,741,417
4.88%, 01/15/30 ................. 9,416 8,779,666
4.00%, 05/01/31
(c)
................ 2,177 1,890,683
3.63%, 02/15/32
(c)
................ 7,490 6,244,687

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... USD 2,120 $ 2,056,575
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 2,269 2,392,093
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 7,718 7,756,590
KFC Holding Co., 4.75%, 06/01/27
(c)
..... 2,000 1,930,440
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 17,707 17,256,052
8.00%, 04/15/26 ................. 17,667 17,444,059
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 19,234 19,515,355
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
17,701 16,860,203
Lottomatica SpA
(b)
5.13%, 07/15/25 ................. EUR 400 441,559
6.25%, 07/15/25 ................. 2,472 2,737,908
9.75%, 09/30/27 ................. 1,035 1,218,332
(3-mo. EURIBOR + 4.13%), 7.59%,
06/01/28
(a)
................... 2,103 2,303,399
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 10,924 8,673,874
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 11,056 10,436,311
5.75%, 07/21/28 ................. 4,400 3,847,250
5.38%, 12/04/29 ................. 32,269 26,581,589
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
15,847 15,272,432
MGM China Holdings Ltd.
(c)
5.25%, 06/18/25 ................. 1,800 1,725,840
5.88%, 05/15/26 ................. 2,200 2,094,752
4.75%, 02/01/27 ................. 5,121 4,615,301
MGM Resorts International, 5.75%, 06/15/25 744 737,336
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 12,007 10,602,757
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 4,784 4,379,350
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,393,382
5.88%, 03/15/26 ................. 22,038 20,617,953
8.38%, 02/01/28 ................. 12,856 13,433,800
7.75%, 02/15/29 ................. 2,548 2,420,116
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 7,966,969
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 5,317 4,027,362
5.88%, 09/01/31 ................. 5,871 4,331,330
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 9,076 8,554,130
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 7,260 7,702,860
4.25%, 07/01/26 ................. 4,604 4,226,244
5.50%, 08/31/26 ................. 8,901 8,439,143
5.38%, 07/15/27 ................. 8,648 8,086,344
11.63%, 08/15/27 ................ 11,332 12,322,859
5.50%, 04/01/28 ................. 4,489 4,186,171
8.25%, 01/15/29 ................. 11,137 11,693,850
9.25%, 01/15/29 ................. 22,642 24,123,059
7.25%, 01/15/30 ................. 15,773 15,975,588
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 4,230 3,722,400
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 8,429 8,608,106
7.00%, 05/15/28 ................. 8,053 8,010,006
7.25%, 11/15/29 ................. 4,781 4,786,976
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 24,775 24,129,614
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
7,275 7,311,354
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 11,401 10,233,196
4.63%, 12/01/31 ................. 9,586 8,076,205
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
.................... GBP 1,500 $ 1,726,120
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 10,406 10,418,436
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 15,325 14,085,514
9.13%, 07/15/31 ................. 35,942 36,301,420
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 9,471 8,665,965
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 3,416 3,119,491
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 ................. 4,608 4,271,040
5.63%, 08/26/28 ................. 38,909 33,559,012
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 41,382 37,086,271
7.13%, 02/15/31 ................. 24,444 24,295,914
1,390,211,891
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,505,416
4.63%, 08/01/29 ................. 4,879 4,158,030
4.63%, 04/01/30 ................. 5,214 4,450,671
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 10,094,786
4.88%, 02/15/30 ................. 12,851 10,081,450
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13,315 12,325,527
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 6,390 6,018,324
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 8,186 8,022,280
KB Home, 7.25%, 07/15/30 ........... 3,904 3,953,194
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 7,827,002
4.63%, 03/01/30 ................. 6,067 5,244,888
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,643,174
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
22,509 13,506,038
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 7,382 7,250,527
5.13%, 08/01/30 ................. 4,190 3,868,634
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 11,194 9,690,613
3.88%, 10/15/31 ................. 4,959 4,039,865
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,690,043
5.70%, 06/15/28 ................. 3,737 3,609,942
122,980,404
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 3,050 2,865,278
4.13%, 10/15/30 ................. 6,556 5,491,932
4.13%, 04/30/31
(c)
................ 9,077 7,483,595
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 61 60,962
5.00%, 10/01/29
(c)
................ 3,830 3,418,564
3.88%, 03/15/31
(c)
................ 6,450 5,289,000
24,609,331
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 1,197 1,155,943
5.13%, 03/15/28 ................. 24,391 21,766,577
4.63%, 02/01/29 ................. 629 530,676
5.00%, 02/01/31 ................. 1,528 1,263,767
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 7,023 6,479,562

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
3.75%, 01/15/32 ................. USD 18,429 $ 14,999,501
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
7,772 8,044,020
TransAlta Corp., 7.75%, 11/15/29 ....... 5,511 5,673,575
59,913,621
Industrial Conglomerates — 0.8%
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(b)
................ EUR 729 792,502
6.38%, 12/15/30
(c)
................ 9,160 9,957,909
6.63%, 12/15/30
(c)
................ USD 155,563 154,201,824
164,952,235
Insurance — 3.2%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 5,782 5,006,149
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 70,322 63,106,467
6.75%, 10/15/27 ................. 122,841 115,470,540
6.75%, 04/15/28 ................. 33,781 33,501,915
5.88%, 11/01/29 ................. 77,613 67,517,101
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 14,774 13,340,672
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(j)
......... 4,682 4,307,863
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
................... GBP 700 524,510
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 2,333 2,688,248
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 7,669 7,517,479
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 44,456 44,338,414
7.25%, 06/15/30 ................. 86,266 89,078,272
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 ................. 28,472 29,047,419
10.50%, 12/15/30 ................ 15,591 15,638,996
Liberty Mutual Group, Inc., (5-Year EUR Swap
Annual + 3.70%), 3.63%, 05/23/59
(a)(b)
... EUR 2,338 2,417,286
NFP Corp.
(c)
4.88%, 08/15/28 ................. USD 33,591 30,003,007
6.88%, 08/15/28 ................. 102,508 88,979,025
7.50%, 10/01/30 ................. 6,736 6,521,831
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
... 10,414 9,218,473
628,223,667
IT Services — 0.9%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. 29,161 22,570,203
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 7,865,134
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,309,640
Atos SE
(b)
0.00%, 11/06/24
(m)(n)
.............. EUR 1,700 1,622,863
1.75%, 05/07/25 ................. 800 736,667
2.50%, 11/07/28 ................. 1,100 883,015
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
.. 1,355 1,415,133
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. USD 8,098 7,324,321
4.00%, 07/01/29 ................. 15,104 13,529,361
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 32,633 29,146,490
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 8,260 6,917,750
5.63%, 09/15/28 ................. 6,738 4,991,527
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(b)
.............. EUR 1,262 1,381,336
Gartner, Inc., 4.50%, 07/01/28
(c)
........ USD 8,864 8,280,844
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 9,886 8,533,694
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 13,961 12,330,355
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 2,724 2,555,410
Security
Par (000)
Par (000) Value
IT Services (continued)
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. USD 20,514 $ 20,491,845
Twilio, Inc.
3.63%, 03/15/29 ................. 7,443 6,332,138
3.88%, 03/15/31 ................. 18,940 15,769,723
United Group BV
(b)
4.88%, 07/01/24 ................. EUR 745 804,701
4.00%, 11/15/27 ................. 597 532,680
175,324,830
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. USD 12,474 11,152,431
5.45%, 11/01/41 ................. 22,266 18,459,144
29,611,575
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 3,643 3,335,436
4.00%, 03/15/31 ................. 3,131 2,719,454
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 11,421 11,694,761
PRA Health Sciences, Inc., 2.88%, 07/15/26 21,234 19,225,978
36,975,629
Machinery — 1.4%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 10,691 10,340,220
ATS Corp., 4.13%, 12/15/28
(c)
......... 5,818 5,207,325
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 37,452 38,210,590
9.50%, 01/01/31 ................. 4,621 4,902,943
EnPro Industries, Inc., 5.75%, 10/15/26 ... 5,448 5,284,560
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 6,258 5,084,765
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 16,788 16,662,090
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(j)
......... 19,436 17,686,760
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 ................. EUR 643 613,936
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.18%, 01/15/28
(a)
.............. 587 629,211
Loxam SAS, 6.38%, 05/15/28
(b)
........ 1,768 1,906,689
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
USD 2,374 2,106,421
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 7,687 4,804,497
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 2,130 2,284,046
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 7,964 7,135,011
Terex Corp., 5.00%, 05/15/29
(c)
........ 19,771 18,380,690
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 33,584 30,477,480
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,145,546
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
14,744 13,374,059
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................ EUR 8,054 7,844,022
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 78,045 72,103,637
Wabash National Corp., 4.50%, 10/15/28
(c)
. 12,338 10,698,504
279,883,002
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
....... 2,342 2,349,494
Media — 4.5%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(a)(d)(f)(l)
...... 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 2,361 2,395,981
3.00%, 01/15/28
(b)
................ 279 234,581
5.00%, 01/15/28
(c)
................ USD 13,351 10,669,634
4.25%, 08/15/29
(b)
................ EUR 1,333 1,113,185
5.75%, 08/15/29
(c)
................ USD 74,670 57,843,922

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
AMC Networks, Inc.
4.75%, 08/01/25 ................. USD 5,644 $ 4,936,642
4.25%, 02/15/29 ................. 4,970 2,671,710
Block Communications, Inc., 4.88%, 03/01/28
(c)
4,483 3,709,683
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 5,319 4,348,283
1.13%, 03/15/28
(m)
............... 16,595 12,487,737
4.00%, 11/15/30
(c)
................ 17,777 13,888,281
Century Communications Corp. Escrow, 0.00%,
03/15/13
(a)(d)(f)(l)
................. 625 —
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 25,126 25,000,074
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 80,446 73,036,347
7.75%, 04/15/28 ................. 13,557 10,642,245
7.50%, 06/01/29 ................. 41,121 30,428,566
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 13,409 9,397,644
CSC Holdings LLC
5.25%, 06/01/24 ................. 15,360 14,285,456
5.50%, 04/15/27
(c)
................ 28,162 23,430,466
11.25%, 05/15/28
(c)
............... 68,310 66,242,256
4.13%, 12/01/30
(c)
................ 25,935 18,142,204
4.50%, 11/15/31
(c)
................ 22,925 15,983,682
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 10,337 9,361,551
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 39,838 31,956,948
5.75%, 12/01/28
(c)
................ 9,151 6,806,363
5.13%, 06/01/29 ................. 16,871 7,833,984
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 38,048 37,131,469
Eutelsat SA
(b)
2.00%, 10/02/25 ................. EUR 400 394,137
1.50%, 10/13/28 ................. 2,000 1,602,270
GCI LLC, 4.75%, 10/15/28
(c)
.......... USD 4,436 3,782,134
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 24,241 22,719,928
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 7,651 7,166,768
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 23,754 21,561,506
4.25%, 01/15/29 ................. 20,800 17,479,488
4.63%, 03/15/30 ................. 6,386 5,320,210
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 13,707 10,928,120
6.50%, 09/15/28 ................. 54,391 31,740,684
SES SA
(a)(b)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,200 1,295,036
(5-Year EUR Swap Annual + 3.19%), 2.88% 2,000 1,846,856
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 37,167 24,344,385
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 23,577 21,107,233
5.00%, 08/01/27 ................. 44,845 41,606,742
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 4,853 4,152,870
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 1,957 1,897,906
Summer BidCo BV
(b)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,123 1,060,554
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,344 1,273,830
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ USD 2,499 2,386,059
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... EUR 2,890 2,112,891
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 5,200 4,768,400
Security
Par (000)
Par (000) Value
Media (continued)
United Group BV, (3-mo. EURIBOR + 3.25%),
6.57%, 02/15/26
(a)(b)
.............. EUR 793 $ 823,187
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. USD 7,513 7,353,348
6.63%, 06/01/27 ................. 7,373 7,126,366
7.38%, 06/30/30 ................. 8,874 8,449,090
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
7,474 6,151,775
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 2,473 2,483,912
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 23,420 20,486,242
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 1,737 1,457,047
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 717,629
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. USD 72,535 59,061,477
5.39%, 03/15/62 ................. 27,464 22,382,365
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 3,625 3,327,099
5.13%, 02/28/30 ................. 3,680 2,786,609
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 1,250 1,096,315
4.88%, 01/15/30
(c)
................ USD 2,105 1,747,001
869,976,363
Metals & Mining — 2.2%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 1,118 1,126,892
6.13%, 02/15/28 ................. 21,439 21,704,929
ATI, Inc.
5.88%, 12/01/27 ................. 9,526 9,218,949
4.88%, 10/01/29 ................. 7,847 7,063,779
5.13%, 10/01/31 ................. 18,354 16,351,770
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 74,350 73,443,961
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 4,372 4,284,560
7.63%, 03/15/30 ................. 22,223 22,474,151
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 5,607 5,965,889
5.88%, 02/15/26
(c)
................ USD 11,277 11,048,426
5.63%, 06/15/28
(c)
................ 20,260 19,063,201
3.75%, 04/15/29
(c)
................ 45,390 38,615,859
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 11,155 9,595,977
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
19,411 19,799,220
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 10,412 9,105,919
4.50%, 06/01/31 ................. 18,557 14,793,269
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 23,130 21,598,332
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 50,130 45,376,067
4.75%, 01/30/30 ................. 36,776 32,683,088
3.88%, 08/15/31 ................. 33,793 27,798,514
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 12,516,028
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 6,297 4,752,283
428,381,063
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 2,449 2,312,565
4.25%, 02/01/27 ................. 2,906 2,525,054
4.75%, 06/15/29 ................. 2,924 2,379,658
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 2,231 2,211,723
3.75%, 12/31/24 ................. 5,000 4,687,500
4.38%, 01/15/27 ................. 4,140 3,565,575
17,682,075

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... USD 36,231 $ 35,596,957
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 6,650 6,413,503
5.38%, 06/15/29 ................. 11,538 10,720,884
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 3,969 4,027,003
Apache Corp.
4.25%, 01/15/30 ................. 2,519 2,243,673
5.10%, 09/01/40 ................. 7,072 5,746,000
5.35%, 07/01/49 ................. 13,072 10,163,480
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................ 41,470 51,556,334
9.00%, 11/01/27
(b)
................ 215 267,292
8.25%, 12/31/28
(c)
................ 52,071 51,206,840
5.88%, 06/30/29
(c)
................ 5,165 4,607,909
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 9,562 9,337,959
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 361 342,950
5.85%, 11/15/43 ................. 5,448 4,031,520
5.60%, 10/15/44 ................. 5,428 3,908,160
Callon Petroleum Co.
8.25%, 07/15/25 ................. 2,508 2,489,190
6.38%, 07/01/26 ................. 22,450 21,852,659
8.00%, 08/01/28
(c)
................ 41,402 40,942,819
7.50%, 06/15/30
(c)
................ 38,483 36,323,030
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 24,870 22,824,602
4.00%, 03/01/31 ................. 1,094 963,256
3.25%, 01/31/32 ................. 25,289 20,803,993
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
24,175 23,987,298
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 12,750 12,510,937
6.38%, 06/15/26 ................. 19,872 19,126,800
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ................. 2,399 2,261,945
8.38%, 07/01/28 ................. 45,724 46,240,681
8.75%, 07/01/31 ................. 37,879 38,401,731
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,886 5,840,610
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 6,590 6,411,669
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 26,625 24,360,456
5.88%, 01/15/30 ................. 27,377 23,767,906
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 52,302 46,648,813
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 35,182 33,018,659
9.25%, 02/15/28 ................. 16,019 15,542,274
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 3,801 3,603,348
6.00%, 02/01/29 ................. 19,843 18,528,401
8.00%, 04/01/29 ................. 2,867 2,902,584
7.38%, 02/01/31 ................. 5,684 5,602,444
CrownRock LP
(c)
5.63%, 10/15/25 ................. 42,613 41,982,328
5.00%, 05/01/29 ................. 6,098 5,709,252
Cullinan Holdco SCSp, 4.63%, 10/15/26
(b)
.. EUR 2,343 2,157,481
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. USD 7,688 7,894,400
6.75%, 09/15/37 ................. 7,679 8,149,569
Diamondback Energy, Inc., 6.25%, 03/15/33 24,107 24,937,921
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 15,216 13,353,184
4.38%, 06/15/31 ................. 14,138 12,176,391
Earthstone Energy Holdings LLC
(c)
8.00%, 04/15/27 ................. 18,732 18,091,553
9.88%, 07/15/31 ................. 19,447 19,222,387
Energy Transfer LP, 5.30%, 04/15/47 ..... 6,715 5,840,506
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ USD 19,999 $ 19,352,694
5.38%, 06/01/29 ................. 10,779 10,269,270
6.50%, 09/01/30
(c)
................ 12,863 12,847,329
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 150 145,515
4.85%, 07/15/26 ................. 1,658 1,599,970
5.60%, 04/01/44 ................. 9,729 8,145,362
5.45%, 06/01/47 ................. 3,656 3,005,250
EnQuest plc, 11.63%, 11/01/27
(c)
....... 718 649,790
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 7,539 7,455,759
4.13%, 12/01/26 ................. 1,043 970,025
6.50%, 07/01/27
(c)
................ 10,727 10,579,730
4.50%, 01/15/29
(c)
................ 1,431 1,276,299
7.50%, 06/01/30
(c)
................ 4,802 4,859,365
4.75%, 01/15/31
(c)
................ 11,271 9,873,216
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 6,052 5,943,693
Genesis Energy LP
6.50%, 10/01/25 ................. 5,442 5,359,250
8.00%, 01/15/27 ................. 922 899,044
7.75%, 02/01/28 ................. 4,266 4,057,517
8.88%, 04/15/30 ................. 8,088 7,901,932
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,231,941
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,757,497
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,850,028
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 13,308 11,611,230
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 7,517 7,075,785
5.75%, 02/01/29 ................. 14,420 13,057,141
6.00%, 04/15/30 ................. 1,223 1,113,632
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 20,728 17,462,925
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 27,344 25,990,199
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 1,879 1,817,300
Matador Resources Co.
5.88%, 09/15/26 ................. 14,186 13,746,873
6.88%, 04/15/28
(c)
................ 15,788 15,626,855
Murphy Oil Corp.
5.75%, 08/15/25 ................. 373 368,112
5.88%, 12/01/27 ................. 3,769 3,661,525
5.87%, 12/01/42
(a)(e)
............... 1,714 1,424,364
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,617,812
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 62,276 58,417,068
6.50%, 09/30/26 ................. 75,179 67,262,373
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
14,698 14,475,644
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 9,239 9,849,007
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 65,555 64,243,900
8.75%, 06/15/31 ................. 18,734 18,406,155
NuStar Logistics LP
5.75%, 10/01/25 ................. 4,919 4,795,790
6.00%, 06/01/26 ................. 5,812 5,661,514
6.38%, 10/01/30 ................. 1,866 1,780,241
Occidental Petroleum Corp.
7.20%, 03/15/29 ................. 5,695 5,918,352
6.45%, 09/15/36 ................. 14,897 15,288,786
6.20%, 03/15/40 ................. 13,915 13,714,485
4.63%, 06/15/45 ................. 1,635 1,264,999
ONEOK, Inc., 4.95%, 07/13/47 ......... 6,704 5,524,443
PDC Energy, Inc.
6.13%, 09/15/24 ................. 2,601 2,599,684

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 05/15/26 ................. USD 1,197 $ 1,192,208
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 5,784 5,499,000
7.75%, 02/15/26 ................. 29,495 29,620,472
6.88%, 04/01/27 ................. 7,925 7,806,125
5.88%, 07/01/29 ................. 27,637 26,034,355
Plains All American Pipeline LP, 5.15%,
06/01/42 ..................... 6,029 5,002,060
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 152,853
(5-Year EUR Swap Annual + 4.41%), 4.25% 2,310 2,265,837
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 6,989 6,447,038
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ................. 2,000 1,890,070
4.95%, 07/15/29 ................. 2,239 2,048,685
SM Energy Co.
5.63%, 06/01/25 ................. 10,434 10,196,001
6.75%, 09/15/26 ................. 13,570 13,226,802
6.63%, 01/15/27 ................. 3,325 3,229,406
6.50%, 07/15/28 ................. 11,692 11,224,320
Southwestern Energy Co.
5.38%, 02/01/29 ................. 19,066 17,953,762
4.75%, 02/01/32 ................. 40 35,253
Sunoco LP, 6.00%, 04/15/27 .......... 637 627,600
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 748 746,568
6.00%, 03/01/27 ................. 2,844 2,668,835
5.50%, 01/15/28 ................. 2,472 2,259,365
6.00%, 12/31/30 ................. 3,830 3,374,230
6.00%, 09/01/31 ................. 6,973 5,999,802
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
55,656 57,325,680
Targa Resources Corp., 6.25%, 07/01/52 .. 5,461 5,338,059
Targa Resources Partners LP, 4.00%, 01/15/32 7,657 6,618,945
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 58,002
4.75%, 01/15/30 ................. 5,660 4,994,950
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. 43,591 38,080,683
4.13%, 08/15/31 ................. 25,779 22,169,071
3.88%, 11/01/33 ................. 50,503 41,356,190
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 8,400 7,742,195
Western Midstream Operating LP
6.15%, 04/01/33 ................. 3,695 3,724,154
5.45%, 04/01/44 ................. 13,625 11,510,077
5.30%, 03/01/48 ................. 8,789 7,336,401
5.50%, 08/15/48 ................. 6,422 5,370,473
5.50%, 02/01/50
(a)(e)
............... 36,127 29,590,542
1,766,164,280
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
................ EUR 925 832,803
4.88%, 02/04/28
(c)
................ USD 485 401,651
1,234,454
Passenger Airlines — 1.6%
Air Canada, 3.88%, 08/15/26
(c)
......... 13,848 12,835,056
Air France-KLM, 8.13%, 05/31/28
(b)
...... EUR 1,100 1,240,831
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... USD 6,238 6,214,982
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 76,798 84,211,157
5.50%, 04/20/26 ................. 10,140 10,045,993
7.25%, 02/15/28 ................. 3,241 3,221,695
5.75%, 04/20/29 ................. 41,853 40,638,678
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 1,984 1,925,668
Deutsche Lufthansa AG, 3.50%, 07/14/29
(b)
. EUR 1,700 1,678,314
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 8,416 $ 7,965,962
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(b)
............... EUR 800 760,566
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 34,992 35,079,365
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 12,330 12,422,433
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3,028 2,889,798
Series 2020-1, Class A, 5.88%, 10/15/27 30,172 29,913,373
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 27,304 25,941,686
4.63%, 04/15/29 ................. 35,588 32,426,640
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 7,389 6,638,647
6.38%, 02/01/30 ................. 7,629 6,143,115
322,193,959
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(b)
................ EUR 2,009 2,120,974
4.75%, 04/15/26
(b)
................ 400 425,568
4.75%, 01/15/29
(c)
................ USD 1,042 960,724
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 3,457 2,862,031
6,369,297
Pharmaceuticals — 0.9%
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(b)
.............. EUR 3,800 3,910,248
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................ USD 5,833 5,351,124
2.38%, 03/01/28
(b)
................ EUR 2,219 1,946,435
3.13%, 02/15/29
(c)
................ USD 9,563 7,775,388
3.50%, 04/01/30
(c)
................ 11,717 9,490,770
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28
(c)
................ 12,148 10,993,940
7.50%, 05/15/30
(b)
................ EUR 1,321 1,446,163
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(b)
1,038 967,013
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. 438 448,906
4.13%, 05/15/28 ................. 1,289 1,301,498
6.75%, 05/15/30 ................. 1,420 1,582,663
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 6,181 5,514,625
Organon & Co.
2.88%, 04/30/28
(b)
................ EUR 1,521 1,439,538
4.13%, 04/30/28
(c)
................ USD 19,929 17,687,603
5.13%, 04/30/31
(c)
................ 21,493 17,732,247
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 300 329,416
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. 211 227,250
3.75%, 05/09/27 ................. 551 542,196
7.38%, 09/15/29 ................. 2,834 3,155,021
4.38%, 05/09/30 ................. 1,652 1,533,868
7.88%, 09/15/31 ................. 748 843,365
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. USD 1,245 1,252,831
3.15%, 10/01/26 ................. 44,954 40,037,156
4.75%, 05/09/27 ................. 9,159 8,416,068
7.88%, 09/15/29 ................. 17,641 18,101,254
8.13%, 09/15/31 ................. 8,930 9,302,827
171,329,413
Professional Services — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 5,115 4,460,587
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 45,428 36,626,325

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... USD 33,270 $ 29,335,157
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 16,974 15,404,326
La Financiere Atalian SASU
(b)
5.13%, 05/15/25 ................. EUR 2,248 1,683,114
6.63%, 05/15/25 ................. GBP 100 86,360
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 7,878 7,326,823
94,922,692
Real Estate Management & Development — 0.3%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(j)
.......... EUR 2,496 2,782,609
Aroundtown SA, (5-Year GBP Swap + 4.38%),
4.75%
(a)(b)(k)
................... GBP 2,736 1,216,152
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(b)(k)
........ EUR 400 183,540
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... USD 16,029 14,506,245
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,800 1,453,478
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,100 730,659
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(b)
... 478 325,892
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a)(b)(k)
........ 5,725 2,893,666
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 431 383,622
4.13%, 02/01/29 ................. 6,258 5,176,868
4.38%, 02/01/31 ................. 8,001 6,385,118
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 17,554 13,134,122
5.25%, 04/15/30 ................. 10,049 7,141,670
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 100 64,797
1.13%, 11/26/29 ................. 600 378,415
56,756,853
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 6,976 5,874,821
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG, 0.00%, 03/05/25
(b)(m)(n)
... EUR 1,400 1,177,398
Entegris Escrow Corp.
(c)
4.75%, 04/15/29 ................. USD 113,227 105,111,579
5.95%, 06/15/30 ................. 404 387,288
Entegris, Inc., 4.38%, 04/15/28
(c)
....... 3,158 2,857,926
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 7,441 6,238,284
115,772,475
Software — 4.3%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 8,476 8,264,100
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 13,631 13,389,527
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
93,043 78,308,720
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
11,534 10,322,930
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 3,098 3,333,751
7.13%, 10/02/25
(c)
................ USD 17,349 17,364,354
9.13%, 03/01/26
(c)
................ 41,689 41,480,555
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 14,662 13,812,189
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 18,166 17,939,107
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.95%, 05/15/28
(a)(b)
EUR 1,069 1,104,872
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 36,471 36,062,182
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 66,339 58,805,928
4.88%, 07/01/29 ................. 44,745 39,693,540
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. USD 179,750 $ 160,045,949
9.00%, 09/30/29 ................. 81,163 70,890,562
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,330,584
6.50%, 10/15/28 ................. 4,321 3,694,455
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 2,389 2,060,121
Elastic NV, 4.13%, 07/15/29
(c)
......... 22,109 19,072,870
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 10,253 9,406,166
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 208 176,800
McAfee Corp., 7.38%, 02/15/30
(c)
....... 53,319 46,362,065
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 21,603 19,369,142
NCR Corp.
(c)
5.00%, 10/01/28 ................. 1,065 950,438
5.13%, 04/15/29 ................. 523 462,991
6.13%, 09/01/29 ................. 4,012 4,015,354
Open Text Corp., 6.90%, 12/01/27
(c)
...... 51,651 52,582,267
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 708,780
4.00%, 02/15/28 ................. 725 667,440
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
52,265 50,034,743
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 7,753 6,290,906
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
48,962 42,111,785
833,115,173
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. 34,536 34,594,089
5.63%, 07/15/32 ................. 3,216 2,876,968
SBA Communications Corp.
3.88%, 02/15/27 ................. 37,365 34,420,874
3.13%, 02/01/29 ................. 36,293 30,763,947
102,655,878
Specialty Retail — 1.7%
Arko Corp., 5.13%, 11/15/29
(c)
......... 10,050 8,167,336
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 1,110 1,017,655
4.75%, 03/01/30 ................. 412 366,101
5.00%, 02/15/32
(c)
................ 4,764 4,147,991
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 1,506 1,463,154
eG Global Finance plc
3.63%, 02/07/24
(b)
................ EUR 638 692,948
6.75%, 02/07/25
(c)
................ USD 21,259 20,647,804
8.50%, 10/30/25
(c)
................ 16,076 15,598,007
Goldstory SASU, 5.38%, 03/01/26
(b)
..... EUR 2,571 2,694,384
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. USD 25,375 22,330,000
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
6,880 6,051,116
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 9,999 8,556,556
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 4,995 4,339,932
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 3,526 3,237,115
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 6,848 6,509,000
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 4,438 4,101,221
7.75%, 02/15/29 ................. 36,325 36,091,724
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 4,541 4,290,361
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 37,092 33,114,811
6.13%, 07/01/29 ................. 31,665 27,346,910
6.00%, 12/01/29 ................. 33,540 28,946,697
Staples, Inc., 7.50%, 04/15/26
(c)
........ 11,606 9,585,546

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. USD 66,478 $ 60,245,687
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
........... 18,316 17,545,446
327,087,502
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 20,812 21,737,510
8.50%, 07/15/31 ................. 31,390 32,918,379
54,655,889
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. 2,513 2,136,553
4.13%, 08/15/31 ................. 4,874 3,935,755
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(a)(b)(f)(l)(m)
........... EUR 2,700 2,336,737
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 ................. USD 5,538 5,169,923
9.00%, 02/15/31 ................. 21,723 21,893,873
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... 6,372 5,320,863
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 19,527 16,158,592
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 1,686 1,635,975
58,588,271
Trading Companies & Distributors — 1.5%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 7,144 6,322,440
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 31,943 31,469,078
9.75%, 08/01/27 ................. 19,154 19,781,700
5.50%, 05/01/28 ................. 33,847 30,970,113
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 4,138 3,455,230
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 1,225 1,060,581
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 29,084 27,866,753
Imola Merger Corp., 4.75%, 05/15/29 ..... 23,481 20,421,555
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... 101,247 100,997,993
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 29,356 29,665,265
7.25%, 06/15/28 ................. 22,511 22,962,481
294,973,189
Transportation Infrastructure — 0.0%
(b)
Abertis Infraestructuras Finance BV
(a)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,800 1,760,771
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,700 1,662,951
Mundys SpA, 1.63%, 02/03/25 ......... 174 180,738
3,604,460
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 379 264,762
Wireless Telecommunication Services — 0.7%
Cellnex Finance Co. SA, 2.00%, 09/15/32
(b)
. EUR 800 685,408
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 81,886 79,537,215
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
.............. 7,063 6,977,396
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(j)
........ 15,525 5,899,354
SoftBank Group Corp.
(b)
(5-Year USD Swap Rate + 4.23%), 6.00%
(a)
(k)
......................... 320 319,200
2.13%, 07/06/24 ................. EUR 2,741 2,878,818
4.50%, 04/20/25 ................. 1,755 1,874,403
4.75%, 07/30/25 ................. 148 158,292
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
3.13%, 09/19/25 ................. EUR 533 $ 545,259
5.00%, 04/15/28 ................. 389 393,702
4.00%, 09/19/29 ................. 1,814 1,655,284
3.88%, 07/06/32 ................. 1,605 1,324,478
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.11%), 4.38% 900 957,528
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,114,721
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 4,837,562
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,468,571
4.25%, 01/31/31
(c)
................ USD 1,235 998,570
4.50%, 07/15/31
(b)
................ GBP 2,742 2,633,032
4.75%, 07/15/31
(c)
................ USD 15,154 12,600,528
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78 ............... EUR 1,200 1,193,555
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78 .................... GBP 2,583 3,067,183
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80 ............... EUR 1,400 1,374,717
Series NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80 ......... 1,300 1,141,986
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84 ............... 600 657,805
135,294,567
Total Corporate Bonds — 84.5%
(Cost: $17,390,414,028) ........................... 16,518,304,982
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, 05/25/28
(o)
................... USD 4,144 3,588,102
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, 05/25/28
(o)
................... 843 729,783
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/01/28 ................. 36,881 36,162,933
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 34,253 33,139,698
73,620,516
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(o)
..................... 7,481 6,944,713
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30 ................ 1,936 1,524,600
8,469,313
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.72%
,
 02/12/27
(a)
.... 5,422 4,805,427
Capital Markets — 0.1%
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29
(a)
.......... 12,959 11,533,538

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 09/30/28 ................. USD 12,444 $ 11,594,126
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.94%
,
 11/24/28 ..... 5,230 4,602,400
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 2,540 2,484,757
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 35,314 33,713,981
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.27%
,
 07/03/28 ........... 2,993 2,522,019
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.60%
,
 03/29/28 ................. 12,122 11,798,336
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. 13,738 13,587,706
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/22/28 ................. 5,300 5,256,249
85,559,574
Commercial Services & Supplies — 0.1%
(a)
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28 ...... 9,349 7,619,286
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
8.50%), 13.77%
,
 11/02/28
(d)
.......... 12,384 7,058,880
14,678,166
Construction & Engineering — 0.7%
(a)
Brand Industrial Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.40% - 9.79%
,
 06/21/24 ...... 135,297 133,408,407
Propulsion (BC) Newco LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.99%
,
 09/14/29 ................. 4,985 4,979,087
138,387,494
Containers & Packaging — 0.1%
(a)
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, 04/13/29
(o)
............ 1,995 1,960,709
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26 ................. 7,885 7,853,224
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/15/28 ........... 14,716 14,492,905
24,306,838
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 8,478 7,951,845
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 8,164 6,905,356
14,857,201
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.2%
(a)
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.00%
,
 05/01/28 ...... USD 3,910 $ 3,777,117
Lumen Technologies, Inc., Term Loan B,
03/15/27
(o)
..................... 6,978 5,355,403
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 37,592 29,422,059
38,554,579
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 06/28/24
(a)(d)
............... 758 568,325
Financial Services — 0.2%
(a)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, 04/09/27
(o)
................. 3,990 3,864,320
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... 16,090 14,903,363
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 10/19/27 ........... 13,873 13,730,655
32,498,338
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27
(a)
................ 2,786 2,767,053
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 05/10/27 ................. 24,341 23,580,783
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45%
,
 11/03/28 ................. 11,509 11,235,546
34,816,329
Health Care Providers & Services — 0.2%
(a)
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.02%
,
 11/16/25 ................. 11,784 10,890,108
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.63%
,
 04/29/25 ................ 13,029 8,859,670
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 9,731 9,712,410
29,462,188
Health Care Technology — 1.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 12,598 12,109,571
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 102,518 98,545,338
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 16,323 14,989,743
Verscend Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
7.00%), 12.22%
,
 04/02/29
(d)
.......... 63,271 63,270,509

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. USD 54,042 $ 53,963,457
242,878,618
Hotels, Restaurants & Leisure — 0.1%
(a)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 19,465 19,185,448
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 7,091 7,035,712
26,221,160
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... 13,099 12,390,575
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28 ........... 25,072 20,220,275
32,610,850
Insurance — 0.0%
Hub International Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.07%
,
 11/10/29
(a)
................ 7,642 7,629,807
Interactive Media & Services — 0.0%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.39%
,
 02/16/28 ................. 3,385 3,338,155
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.70%
,
 01/29/26 ................. 1,472 1,468,815
4,806,970
IT Services — 0.2%
(a)
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.95%
,
 07/31/28 ........... 6,927 6,911,137
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 25,234 24,824,184
Quartz AcquireCo LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 06/28/30
(d)
................ 8,786 8,775,018
40,510,339
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27
(a)
............... 5,836 5,806,870
Life Sciences Tools & Services — 0.0%
Fortrea Holdings Inc., Term Loan B, 06/12/30
(a)
(o)
........................... 6,106 6,102,947
Machinery — 0.5%
(a)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 51,291 49,987,572
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 16,749 16,665,277
Security
Par (000)
Par (000) Value
Machinery (continued)
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. USD 10,886 $ 10,649,454
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.70%
,
 04/05/29 ................. 12,433 12,262,043
89,564,346
Media — 0.8%
(a)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.53%
,
 09/01/25 ........... 7,771 6,931,745
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. 72,212 68,833,539
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ 46,867 45,766,796
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.44%
,
 02/01/29 ........... 24,990 24,865,464
Promotora de Informaciones SA, Facility
Term Loan B, (3-mo. EURIBOR + 5.22%),
8.44%
,
 12/31/26 ................. EUR 307 311,812
146,709,356
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28 ........... USD 16,645 16,280,631
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.68%
,
 09/19/29 ........... 3,173 3,143,009
19,423,640
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 39,699 40,493,216
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 6,533 6,523,631
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.76%
,
 06/21/27 ................ 4,862 5,045,377
SkyMiles IP Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.75%),
8.80%
,
 10/20/27 ................. 12,126 12,583,825
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 23,349 23,303,561
87,949,610
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.72%
,
 05/04/25
(a)
................ 4,017 3,863,402
Professional Services — 0.2%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 12,379 11,159,220
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.50%),
7.00%
,
 06/04/29 ................. 15,642 12,552,841

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.85%
,
 04/29/29
(d)
.......... USD 9,473 $ 8,881,176
32,593,237
Software — 2.3%
(a)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.72%
,
 02/27/26 ........... 27,676 26,868,691
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 3,634 3,600,834
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 38,855 36,280,985
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/08/28 ................. 10,430 10,156,057
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29
(d)
............... 23,214 20,892,627
Delta Topco, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.07%
,
 12/01/27 ................. 9,826 9,493,026
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.14%
,
 03/11/28 ................. 3,276 3,231,017
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 45,268 33,931,679
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.53%
,
 07/27/29 ........... 30,053 19,384,185
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 38,700 36,942,634
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.35%
,
 05/03/28 ................. 39,779 38,108,282
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.35%
,
 02/23/29 ................ 4,143 3,591,484
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
7.25%), 12.59%
,
 12/18/28 ........... 12,161 10,701,680
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
11.47%
,
 08/31/29 ................ 27,151 26,268,351
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.65%
,
 04/23/29 ................ 51,502 49,741,972
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 4,052 3,154,216
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 6,324 4,923,361
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 19,381 19,151,329
Sophia LP, 2nd Lien Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 8.00%),
13.20%
,
 10/09/28 ................ 61,702 61,393,490
Security
Par (000)
Par (000) Value
Software (continued)
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ USD 26,958 $ 26,071,779
443,887,679
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(a)(d)
............... 6,138 6,152,961
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.70%
,
 06/02/28
(a)
................ 12,643 12,318,780
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.10%
,
 09/22/28 ................. 9,823 9,761,923
Brown Group Holdings LLC, Facility Term Loan
B2, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.80% - 9.01%
,
 07/02/29 .... 12,923 12,888,413
22,650,336
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/27/24 ................. 12,427 11,370,689
Digicel International Work Fee, Term Loan,
01/01/38
(d)(o)
.................... 537 491,501
11,862,190
Total Floating Rate Loan Interests — 9.0%
(Cost: $1,822,889,131) ........................... 1,758,427,977
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,100 1,116,298
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(b)
..................... 1,800 1,901,758
(13-Year GBP Swap Semi + 4.23%),
6.00%
(b)
..................... GBP 3,400 3,914,785
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(b)
............... EUR 1,000 928,116
(5-Year EUR Swap Annual + 3.20%),
3.00%
(b)
..................... 400 368,738
(5-Year EUR Swap Annual + 4.86%),
7.50%
(b)
..................... 600 664,439
(5-Year EUR Swap Annual + 3.97%),
3.38%
(b)
..................... 3,600 3,008,229
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(c)
..................... USD 8,612 8,831,434
19,617,499
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a)(b)(k)
............... EUR 3,600 3,664,337

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(b)
. EUR 1,804 $ 1,968,525
Total Foreign Agency Obligations — 0.1%
(Cost: $27,704,785) .............................. 26,366,659
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(p)
........................ 3,500,000 123,550,000
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
........................ 1,550,000 116,358,500
SPDR Bloomberg High Yield Bond ETF .... 2,750,000 253,082,500
Total Investment Companies — 2.5%
(Cost: $489,618,500) ............................. 492,991,000
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
(f)(l)
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)
.................. USD 14,530 21,795
Lehman Brothers Holdings Capital Trust
Escrow Bonds ................... 2,520 3,780
Lehman Brothers Holdings, Inc. ......... 5,675 8,512
34,087
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(f)(l)
GenOn Energy Holdings LLC ........... 1,864 —
GenOn Energy Holdings LLC
(i)
.......... 3,270 —
—
Media — 0.0%
Adelphia Communications Corp., Escrow
(a)(d)(f)(l)
325 —
Total Other Interests — 0.0%
(Cost: $—) .................................... 34,087
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
... EUR 200 204,615
Citigroup, Inc., Series P, (3-mo. CME Term
SOFR + 4.17%), 5.95% ............ USD 6,490 6,224,092
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 17,549 16,358,300
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 17,052 15,308,433
38,095,440
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(k)
.. 9,899 9,332,084
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(k)
USD 10,625 $ 9,327,089
Electric Utilities — 0.3%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 34,000 29,712,600
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 8,330 7,196,287
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 24,767 23,354,538
60,263,425
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(k)
..................... 15,109 13,182,603
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(k)
......... 30,369 27,584,770
Total Capital Trusts — 0.8%
(Cost: $173,750,578) ............................. 157,785,411
Shares
Shares
Preferred Stocks — 0.2%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(k)
........................... 9,756 12,794,828
Financial Services — 0.0%
Ligado Networks LLC, (Acquired 04/08/15-
12/15/15, cost $3,668,648)
(g)
......... 3,746,909 37,469
Insurance — 0.1%
Alliant Holdings, Inc., 9.75%
(d)(k)
......... 20,162 19,155,726
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(k)(r)
.............. 235,644 2,356,436
Total Preferred Stocks — 0.2%
(Cost: $68,657,340) .............................. 34,344,459
Total Preferred Securities — 1.0%
(Cost: $242,407,918) ............................. 192,129,870
Total Long-Term Investments — 97.7%
(Cost: $20,127,109,742) ........................... 19,098,164,434

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(p)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98% ................... 266,264,434 $ 266,264,434
SL Liquidity Series, LLC, Money Market Series,
5.28%
(t)
....................... 5,676,799 5,677,367
Total Short-Term Securities — 1.4%
(Cost: $271,940,831) ............................. 271,941,801
Total Options Purchased — 0.0%
( Cost: $5,037,182 ) .............................. 3,039,755
Total Investments Before Options Written and Investments Sold
Short — 99.1%
(Cost: $20,404,087,755 ) ........................... 19,373,145,990
Total Options Written — (0.0)%
(Premium Received — $(1,586,136)) .................. (984,839)
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
..................... (388) (3,655)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) ............................. (3,655)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (3,655)
Total Investments Net of Options Written and Investments Sold
Short — 99.1%
(Cost: $20,402,495,700 ) ........................... 19,372,157,496
Other Assets Less Liabilities — 0.9% ................... 181,740,630
Net Assets — 100.0% ..............................
$ 19,553,898,126
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $8,397,404, representing less than 0.05% of its net assets as of period end, and an original cost of $25,531,954.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 921,378,283 $ — $ (655,113,849)
(a)
$ — $ — $ 266,264,434 266,264,434 $ 16,087,053 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 9,777,201 — (4,162,362)
(a)
65,422 (2,894) 5,677,367 5,676,799 627,847
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF ...... — 316,759,000 (192,647,334) (1,961,666) 1,400,000 123,550,000 3,500,000 679,215 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 2,138,488,885 (2,020,306,030) (3,063,355) 1,239,000 116,358,500 1,550,000 10,553,646 —
$ (4,959,599) $ 2,636,106 $ 511,850,301 $ 27,947,761 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond ..................................................... 81 09/20/23 $ 10,295 $ (25,437)
U.S. Treasury Ultra Bond ..................................................... 398 09/20/23 54,339 (180,089)
$ (205,526)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 277,176,124 EUR 252,580,354 BNP Paribas SA 09/20/23 $ 478,404
USD 768,082 EUR 696,000 Morgan Stanley & Co. International plc 09/20/23 5,625
USD 406,207 EUR 369,000 Nomura International plc 09/20/23 1,973
USD 218,496 EUR 198,000 Standard Chartered Bank 09/20/23 1,591
USD 1,200,595 EUR 1,094,000 State Street Bank and Trust Co. 09/20/23 2,136
USD 158,515,729 EUR 144,428,477 Toronto Dominion Bank 09/20/23 296,654
USD 76,379,604 GBP 59,565,000 BNP Paribas SA 09/20/23 716,319
1,502,702
USD 596,280 EUR 553,000 Bank of America NA 09/20/23 (9,522)
USD 2,594,530 EUR 2,371,000 BNP Paribas SA 09/20/23 (2,862)
USD 320,307 EUR 298,000 Citibank NA 09/20/23 (6,148)
USD 1,051,696 EUR 973,000 Morgan Stanley & Co. International plc 09/20/23 (14,210)
USD 4,377,225 EUR 4,057,000 Natwest Markets plc 09/20/23 (67,152)
USD 1,122,623 EUR 1,043,000 Standard Chartered Bank 09/20/23 (19,967)
USD 3,588,637 EUR 3,325,000 State Street Bank and Trust Co. 09/20/23 (53,847)
USD 5,713,751 EUR 5,288,000 Toronto Dominion Bank 09/20/23 (79,170)
USD 302,201 GBP 242,000 Bank of America NA 09/20/23 (5,203)
USD 2,338,062 GBP 1,847,000 Toronto Dominion Bank 09/20/23 (8,116)
(266,197)
$ 1,236,505
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 4,369 08/18/23 USD 425.00 USD 193,669 $ 1,079,143
SPDR S&P 500 ETF Trust ...................... 4,646 09/15/23 USD 425.00 USD 205,948 1,960,612
$ 3,039,755
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 4,369 08/18/23 USD 390.00 USD 193,669 $ (294,908)
SPDR S&P 500 ETF Trust ....................... 4,646 09/15/23 USD 390.00 USD 205,948 (689,931)
$ (984,839)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 279,914 $ 8,245,755 $ 1,952,546 $ 6,293,209
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Intrum AB ............... 5.00 % Quarterly Goldman Sachs International 06/20/28 EUR 890 $ 194,234 $ 194,234 $ –
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly BNP Paribas SA 12/20/23 CC EUR 364 $ (366,629) $ (18,696) $ (347,933)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CC EUR 26 (26,186) (2,410) (23,776)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 58,201 76,774 (18,573)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 875 10,340 (22,872) 33,212
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 515 (2,422) 16,023 (18,445)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 528 (2,488) 17,362 (19,850)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 1,405 (6,607) 43,546 (50,153)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BBB- EUR 1,220 145,826 77,334 68,492
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,725 166,281 63,488 102,793
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 473 (8,946) (41,902) 32,956
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 237 (4,474) (20,951) 16,477
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 403 (7,625) (48,787) 41,162
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,637 (30,938) (231,860) 200,922
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 491 (122,684) (102,973) (19,711)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 295 (73,743) (60,737) (13,006)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 830 (207,277) (170,721) (36,556)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 241 (60,145) (50,995) (9,150)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 504 (125,869) (104,698) (21,171)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 365 (91,262) (75,841) (15,421)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 945 (93,520) (131,963) 38,443
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 1,145 (113,350) (171,364) 58,014

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly Deutsche Bank AG 06/20/28 CC EUR 627 $ (640,077) $ (509,505) $ (130,572)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 CC EUR 391 (399,155) (295,080) (104,075)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly Barclays Bank plc 06/20/28 BB EUR 872 (31,049) (52,423) 21,374
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB EUR 504 (17,946) (34,886) 16,940
$ (2,051,744) $ (1,854,137) $ (197,607)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/23 USD 84,326 $ 1,922,297 $ (330,906) $ 2,253,203
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/23 USD 50,000 1,506,729 (175,137) 1,681,866
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/23 USD 50,000 1,506,729 (175,137) 1,681,866
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/23 USD 50,000 1,476,452 (271,909) 1,748,361
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 12/20/23 USD 100,000 2,397,739 (753,515) 3,151,254
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/23 USD 41,802 564,994 (200,729) 765,723
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/23 USD 50,000 2,065,241 (230,345) 2,295,586
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/24 USD 46,190 184,482 (459,566) 644,048
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 40,570 572,658 (195,076) 767,734
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 56,900 417,323 (579,681) 997,004
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 91,767 387,488 (913,032) 1,300,520
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 96,515 2,368,904 (768,993) 3,137,897
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 48,258 709,315 (298,431) 1,007,746

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/24 USD 24,129 $ 250,526 $ (142,468) $ 392,994
$ 16,330,877 $ (5,494,925) $ 21,825,802
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 15,226,488 $ — $ 15,226,488
Common Stocks
Automobile Components .................................. 144 — — 144
Capital Markets ........................................ — 8,359,935 — 8,359,935
Chemicals ............................................ 10,035,975 — — 10,035,975
Commercial Services & Supplies ............................. — — 3 3
Electrical Equipment ..................................... 13,416 — — 13,416
Energy Equipment & Services .............................. 94,907 — — 94,907
Financial Services ...................................... 3,554,705 — — 3,554,705
Ground Transportation ................................... 7,558,376 — — 7,558,376
Hotels, Restaurants & Leisure .............................. 12,815,227 — 1 12,815,228
IT Services ........................................... 1,679,886 — — 1,679,886

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Metals & Mining ........................................ $ 29,938,509 $ — $ — $ 29,938,509
Oil, Gas & Consumable Fuels ............................... — — 40,679 40,679
Pharmaceuticals ....................................... 9,205,675 — — 9,205,675
Real Estate Management & Development ....................... 70,233 30,362 — 100,595
Semiconductors & Semiconductor Equipment .................... 4,815 — — 4,815
Software ............................................. 11,280,523 — — 11,280,523
Corporate Bonds
Aerospace & Defense .................................... — 820,821,720 — 820,821,720
Automobile Components .................................. — 367,029,179 — 367,029,179
Automobiles .......................................... — 36,150,970 — 36,150,970
Banks ............................................... — 198,064,632 — 198,064,632
Biotechnology ......................................... — 4,078,280 — 4,078,280
Broadline Retail ........................................ — 45,954,995 — 45,954,995
Building Products ....................................... — 165,909,006 — 165,909,006
Capital Markets ........................................ — 130,762,001 — 130,762,001
Chemicals ............................................ — 401,315,262 — 401,315,262
Commercial Services & Supplies ............................. — 642,038,966 — 642,038,966
Communications Equipment ................................ — 124,492,973 — 124,492,973
Construction & Engineering ................................ — 47,273,030 — 47,273,030
Consumer Finance ...................................... — 344,018,307 — 344,018,307
Consumer Staples Distribution & Retail ........................ — 120,158,637 — 120,158,637
Containers & Packaging .................................. — 593,595,591 — 593,595,591
Distributors ........................................... — 36,072,613 — 36,072,613
Diversified Consumer Services .............................. — 92,647,461 — 92,647,461
Diversified REITs ....................................... — 140,676,677 — 140,676,677
Diversified Telecommunication Services ........................ — 917,360,020 — 917,360,020
Electric Utilities ........................................ — 117,367,782 — 117,367,782
Electrical Equipment ..................................... — 107,352,271 — 107,352,271
Electronic Equipment, Instruments & Components ................. — 68,286,251 — 68,286,251
Energy Equipment & Services .............................. — 615,571,225 — 615,571,225
Entertainment ......................................... — 123,065,362 — 123,065,362
Financial Services ...................................... — 428,228,859 — 428,228,859
Food Products ......................................... — 192,729,801 — 192,729,801
Gas Utilities ........................................... — 36,623,233 — 36,623,233
Ground Transportation ................................... — 247,047,384 — 247,047,384
Health Care Equipment & Supplies ........................... — 163,699,846 — 163,699,846
Health Care Providers & Services ............................ — 471,833,921 — 471,833,921
Health Care REITs ...................................... — 58,063,679 — 58,063,679
Health Care Technology .................................. — 30,370,633 — 30,370,633
Hotel & Resort REITs .................................... — 47,711,300 — 47,711,300
Hotels, Restaurants & Leisure .............................. — 1,390,211,891 — 1,390,211,891
Household Durables ..................................... — 122,980,404 — 122,980,404
Household Products ..................................... — 24,609,331 — 24,609,331
Independent Power and Renewable Electricity Producers ............ — 59,913,621 — 59,913,621
Industrial Conglomerates .................................. — 164,952,235 — 164,952,235
Insurance ............................................ — 628,223,667 — 628,223,667
IT Services ........................................... — 175,324,830 — 175,324,830
Leisure Products ....................................... — 29,611,575 — 29,611,575
Life Sciences Tools & Services .............................. — 36,975,629 — 36,975,629
Machinery ............................................ — 279,883,002 — 279,883,002
Marine Transportation .................................... — 2,349,494 — 2,349,494
Media ............................................... — 869,976,363 — 869,976,363
Metals & Mining ........................................ — 428,381,063 — 428,381,063
Mortgage Real Estate Investment Trusts (REITs) .................. — 17,682,075 — 17,682,075
Oil, Gas & Consumable Fuels ............................... — 1,766,164,280 — 1,766,164,280
Paper & Forest Products .................................. — 1,234,454 — 1,234,454
Passenger Airlines ...................................... — 322,193,959 — 322,193,959
Personal Care Products .................................. — 6,369,297 — 6,369,297
Pharmaceuticals ....................................... — 171,329,413 — 171,329,413
Professional Services .................................... — 94,922,692 — 94,922,692
Real Estate Management & Development ....................... — 56,756,853 — 56,756,853
Retail REITs .......................................... — 5,874,821 — 5,874,821
Semiconductors & Semiconductor Equipment .................... — 115,772,475 — 115,772,475
Software ............................................. — 833,115,173 — 833,115,173
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Specialized REITs ...................................... $ — $ 102,655,878 $ — $ 102,655,878
Specialty Retail ........................................ — 327,087,502 — 327,087,502
Technology Hardware, Storage & Peripherals .................... — 54,655,889 — 54,655,889
Textiles, Apparel & Luxury Goods ............................ — 58,588,271 — 58,588,271
Trading Companies & Distributors ............................ — 294,973,189 — 294,973,189
Transportation Infrastructure ............................... — 3,604,460 — 3,604,460
Water Utilities ......................................... — 264,762 — 264,762
Wireless Telecommunication Services ......................... — 135,294,567 — 135,294,567
Floating Rate Loan Interests
Aerospace & Defense .................................... — 73,620,516 — 73,620,516
Beverages ........................................... — 8,469,313 — 8,469,313
Broadline Retail ........................................ — 4,805,427 — 4,805,427
Capital Markets ........................................ — 11,533,538 — 11,533,538
Chemicals ............................................ — 85,559,574 — 85,559,574
Commercial Services & Supplies ............................. — 7,619,286 7,058,880 14,678,166
Construction & Engineering ................................ — 138,387,494 — 138,387,494
Containers & Packaging .................................. — 24,306,838 — 24,306,838
Diversified Consumer Services .............................. — 14,857,201 — 14,857,201
Diversified Telecommunication Services ........................ — 38,554,579 — 38,554,579
Energy Equipment & Services .............................. — — 568,325 568,325
Financial Services ...................................... — 32,498,338 — 32,498,338
Food Products ......................................... — 2,767,053 — 2,767,053
Health Care Equipment & Supplies ........................... — 34,816,329 — 34,816,329
Health Care Providers & Services ............................ — 29,462,188 — 29,462,188
Health Care Technology .................................. — 179,608,109 63,270,509 242,878,618
Hotels, Restaurants & Leisure .............................. — 26,221,160 — 26,221,160
Household Durables ..................................... — 32,610,850 — 32,610,850
Insurance ............................................ — 7,629,807 — 7,629,807
Interactive Media & Services ............................... — 4,806,970 — 4,806,970
IT Services ........................................... — 31,735,321 8,775,018 40,510,339
Leisure Products ....................................... — 5,806,870 — 5,806,870
Life Sciences Tools & Services .............................. — 6,102,947 — 6,102,947
Machinery ............................................ — 89,564,346 — 89,564,346
Media ............................................... — 146,709,356 — 146,709,356
Oil, Gas & Consumable Fuels ............................... — 19,423,640 — 19,423,640
Passenger Airlines ...................................... — 87,949,610 — 87,949,610
Pharmaceuticals ....................................... — 3,863,402 — 3,863,402
Professional Services .................................... — 23,712,061 8,881,176 32,593,237
Software ............................................. — 422,995,052 20,892,627 443,887,679
Textiles, Apparel & Luxury Goods ............................ — — 6,152,961 6,152,961
Trading Companies & Distributors ............................ — 12,318,780 — 12,318,780
Transportation Infrastructure ............................... — 22,650,336 — 22,650,336
Wireless Telecommunication Services ......................... — 11,370,689 491,501 11,862,190
Foreign Agency Obligations ................................. — 26,366,659 — 26,366,659
Investment Companies .................................... 492,991,000 — — 492,991,000
Other Interests .......................................... — 34,087 — 34,087
Preferred Securities
Banks ............................................... — 38,095,440 — 38,095,440
Capital Markets ........................................ — 9,332,084 — 9,332,084
Commercial Services & Supplies ............................. — — 12,794,828 12,794,828
Consumer Finance ...................................... — 9,327,089 — 9,327,089
Electric Utilities ........................................ — 60,263,425 — 60,263,425
Independent Power and Renewable Electricity Producers ............ — 13,182,603 — 13,182,603
Insurance ............................................ — — 19,155,726 19,155,726
Oil, Gas & Consumable Fuels ............................... — 27,584,770 — 27,584,770
Wireless Telecommunication Services ......................... — 2,356,436 — 2,356,436
Short-Term Securities
Money Market Funds ...................................... 266,264,434 — — 266,264,434
Options Purchased
Equity contracts .......................................... 3,039,755 — — 3,039,755
Liabilities
Investment Sold Short
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield Bond Portfolio

Level 1 Level 2 Level 3 Total
Common Stocks ......................................... $ (3,655) $ — $ — $ (3,655)
$ 848,543,925 $ 18,370,801,340 $ 148,082,234 $ 19,367,427,499
Investments Valued at NAV
(a)
...................................... 5,714,836
$ —
$ 19,373,142,335
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 6,923,994 $ — $ 6,923,994
Foreign currency exchange contracts ............................ — 1,502,702 — 1,502,702
Interest rate contracts ....................................... — 21,825,802 — 21,825,802
Liabilities
Credit contracts ........................................... — (828,392) — (828,392)
Equity contracts ........................................... (984,839) — — (984,839)
Foreign currency exchange contracts ............................ — (266,197) — (266,197)
Interest rate contracts ....................................... (205,526) — — (205,526)
$ (1,190,365) $ 29,157,909 $ — $ 27,967,544
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2022 ..................................................... $ 40,681 $ 78,403 $ 219,581,388 $ 29,150,143 $ 248,850,615
Transfers into Level 3 ................................................................... — — — — —
Transfers out of Level 3 .................................................................. — (78,403) (129,889,820) — (129,968,223)
Accrued discounts/premiums ............................................................... — — 218,393 — 218,393
Net realized gain ...................................................................... — — 15,151 — 15,151
Net change in unrealized appreciation (depreciation)
(a)
.............................................. 2 — (91,178) 2,800,411 2,709,235
Purchases ........................................................................... — — 26,344,032 — 26,344,032
Sales .............................................................................. — — (86,969) — (86,969)
Closing balance, as of June 30, 2023 .........................................................
$ 40,683 $ — $ 116,090,997 $ 31,950,554 $ 148,082,234
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023
(a)
...................
$ 2 $ — $ (91,178) $ 2,800,411 $ 2,709,235
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)